UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5823

DOMINI INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

180 Maiden Lane, Suite 1302, New York, New York 10038

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Impact Investments LLC

180 Maiden Lane, Suite 1302

New York, New York 10038

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

Read Our Essay on Forests Inside

Domini®

SEMI-ANNUAL REPORT 2020

JANUARY 31, 2020 (UNAUDITED)

DOMINI IMPACT INTERNATIONAL EQUITY FUND℠

DOMINI IMPACT EQUITY FUND℠

DOMINI IMPACT BOND FUND℠

SEMI-ANNUAL REPORT 2020 January 31, 2020 DOMINI IMPACT INTERNATIONAL EQUITY FUNDSM DOMINI IMPACT EQUITY FUNDSM DOMINI IMPACT BOND FUNDSM

Domini Sustainable Solutions Fund SM (Ticker:CAREX) We are happy to introduce a new addition to the Domini family of mutual funds. The Domini Sustainable Solutions Fund is dedicated to investing innovative, solution-oriented companied worldwide. The Domini Sustainable Solutions Fund offers impact investors a new opportunity to help make a difference. Shareholders have access to a global equity portfolio seeking companies providing solutions for a better future. This Fund is designed to help you meet your own personal financial goals and address many of the world's greatest sustainability challenges.Learn more by visiting domini.comSIGN UP FOR E-DELIVERYIf you invest directly with Domini, you can avoid an annual fee $15 by signing up for paperless E-Delivery of your statements, reports and tax forms-just log into your account, go to Account Options and select E-Delivery Option. If you invest through a financial advisor, brokerage firm, or employer-sponsored retirement plan, why not ask your advisor or plan sponsor how to receive your documents electronically? It can reduce your carbon footprint, save trees, and unclutter your life, all with just a few strokes of your keyboard!

TABLE OF CONTENTS

2	Letter to Shareholders

4	Your Money at Work: Focusing on Forests

Fund Performance and Holdings

10	Domini Impact International Equity Fund

20	Domini Impact Equity Fund

30	Domini Impact Bond Fund

48	Expense Example

Financial Statements

51	Domini Impact International Equity Fund

51	Domini Impact Equity Fund

80	Domini Impact Bond Fund

103	Proxy Voting Information

103	Quarterly Portfolio Schedule Information

INVESTING FOR GOOD®

LETTER TO SHAREHOLDERS

Dear Fellow Shareholder,

At Domini Impact Investments every stock or bond we own has been chosen carefully based on the impact it has on people and on the planet. By examining clues in corporate culture, we seek to identify investments that are peer leaders in addressing their key sustainability challenges.

Each industry faces unique risks and challenges, so our research takes an industry-by-industry approach. We identify the most egregious practices within each industry as well as the best. We then systematically review each company with the lens of these key indicators to determine which companies to invest in.

A frustrating problem we must often confront is the inadequate monetary accounting for corporate impact. Simply stated, current corporate disclosure requirements and practices ignore the full cost of adverse behaviors. But these costs are high and are worth examining further.

One example to consider is air pollution. Sulfur dioxide is a compound which largely results from coal-fired electricity-generating power plants and industrial processes such as refining or metal processing. Once airborne, the toxic gas transforms into particles that blow for hundreds of miles. Pollutants like sulfur dioxide are a leading cause of asthma, but the metal smelting operator (for example) does not pay for the resulting health care cost and most certainly not the human cost. The asthmatic population and their families, the healthcare system, and the general public shoulders the expense, while the metal smelting operator reaps the profits.

This example illustrates the challenge of a full impact evaluation. To be effective, we need to stand back and attempt to understand just how a company’s behavior effects the natural ecosystem and our social systems. Then we must decide whether to own it in our portfolios. This is the primary way that responsible investors respond to and raise awareness of our planet’s greatest challenges.

In this semi-annual report, we present you with our work on forests, an area where we employ this full-system view. This report is especially timely given the ongoing rampant destruction of forests, both as a result of climate change and deliberate actions by corporations or their suppliers. Forests are the lungs of our planet and to save them we must go beyond avoiding drivers of deforestation. Now is the time for investors, companies and consumers to appropriately value forests, so we can account for and steward their immense value.

INVESTING FOR GOOD®

Consider the value we receive from old-growth forests that remove carbon dioxide from the atmosphere. Unlike newly regrown forests, old forests have created a dense soil resulting from centuries of plants and animals dying, decomposing and nurturing new growth. The old-growth forests sequester carbon in their soil, trees, and the rich web of life they harbor. Since carbon dioxide is the primary cause of climate change, naturally trapping the carbon in the earth and out of our atmosphere is crucial to slowing climate change and its already unfolding disasters. Forests are part of the climate solution and reforestation and rewilding can provide significant carbon sinks.

Climate change has real monetary consequences and therefore a monetary analysis of the value of carbon sequestration by forests is possible. But the work remains ahead; we still disagree about how to value our undeniably precious environment. It is not the first time we have been confronted by the shortcomings of our measurements of wellbeing. In 1968 Robert F. Kennedy, referring to the Gross Domestic Product (GDP), said, “It measures everything in short, except that which makes life worthwhile.”

We cannot dismiss the truth unfolding before us. We must conscientiously review the facts, strive for greater disclosure and better solutions, and raise the alarm about breakdowns in many systems that we humans depend upon. Forests are one such core system and the following pages discuss why.

To shift away from today’s unsustainable paradigm, investors, companies and consumers must change how we understand our impact. We must step back to see the whole picture and the whole planet. Only then will our solutions be grand enough to match our challenges.

Thank you for your continued support of the responsible investing movement. Your investment with us is, we believe, a part of the solution.

Carole Laible CEO	Amy Domini Founder and Chair

INVESTING FOR GOOD®

YOUR MONEY AT WORK

Focusing on Forests

Companies Drive Deforestation. Investors Can Stop Them.

Most tropical deforestation is driven by just four commodities: palm oil, cattle, soy, and wood products. These products are produced and bought by major corporations and find their way into our everyday lives. With fires raging in the Amazon and Indonesia, as well as Australia and California, many people are asking what they can do to protect the world’s forests. Investors, both institutional and individual, have a huge role to play in preserving and enhancing forests. Investors can pressure companies to halt deforestation in their supply chains and can divest from companies that engage in forest-harming practices. Investors that fail to address deforestation in their portfolios are not only exposed to cross-sector risk, but also miss the opportunity to help create the much-needed forest solutions we need.

The unprecedented forests fires have reminded us how much we care about forests and the animals that inhabit them. These disasters have also highlighted how much we depend on forests for clean air and a stable climate. Forests’ capacity for carbon capture could be a powerful solution to climate change, but currently an estimated 15% of all greenhouse gas emissions result from deforestation. In addition, deforestation is a threat to biodiversity and rural and indigenous communities that depend upon forests for their livelihoods.

INVESTING FOR GOOD®

Supporting Forests

Domini Impact Investments has a long history of working to support forests. We both avoid investing in drivers of deforestation and work to create sustainable practices. In practice, this goal means we avoid investments in industrial agriculture and other environmentally intensive practices that can have detrimental impacts on land and water resources, including forests.

In Brazil, for example, most forest loss is driven by land-clearing, including intentional fires, to increase agricultural production. Much of this land-clearing is illegal but persists due to Brazil’s poor enforcement of environmental laws and insufficiently resourced regulatory agencies. Industrial farming in Brazil is centered on large-scale cattle ranching and soy plantations. Due to violations of environmental regulations including widespread deforestation, as well as corruption, encroachment into indigenous territory, and the waste and emissions in meat production, we avoid companies engaging in soy and cattle farming in Brazil and companies that export and trade these products.

Instead, we seek investments that promote the protection and preservation of forests, wildlife and ecosystems. We favor companies that integrate sustainable practices into their global supply chains, such as using rigorous sustainability certifications for timber. We also look for companies that are reducing pollution of air and waterways, understand and report on how their operations impact forests and local ecosystems, and responsibly manage relations with local and indigenous communities. We recently reviewed our proprietary key performance indicators across all sectors to codify risks related to deforestation to help us better identify companies that are having a positive impact on forests.

We seek investments that promote

the protection and preservation of

forests, wildlife and ecosystems.

To support solutions to forest loss, we raise awareness of the crucial functions of forests with corporations and industry partners. We push companies to achieve deforestation-free supply chains. We work with portfolio companies, including food manufacturers and retailers, to reduce demand for products that cause deforestation and help them to work with their suppliers to create deforestation-free supply chains for inputs.

Many companies we approve for investment are already having a positive impact. These include Klabin SA, a Brazilian packaging and agroforestry company. Klabin has 100% FSC-certified forests, the first company in the Southern Hemisphere with the certification, and the company’s

INVESTING FOR GOOD®

production facilities are also FSC-certified. We consider FSC to be the best forestry standard, as it includes biodiversity and community factors in its assessment. The company maintains 48% of forest area for conservation and maintenance of biodiversity in accordance with Brazil’s Forest Code, which requires 20-80% of holdings be set aside as legal reserves, depending on plot size and location. Klabin uses a mosaic concept for forest management, wherein pine and eucalyptus plantations are mixed with areas of native forests in order to create ecological corridors.

Good governance, including strong legal protections and enforcement, is crucial for sustainable forests. Apart from direct company and sector work, we have supported legislation that would require companies involved in public procurement to have no-deforestation policies and enforcement mechanisms in place. We recently organized investor support for the California Deforestation-Free Procurement Act. The Act would require companies doing business with California to have policies, certification and public disclosure regarding deforestation and human rights. This disclosure would help investors identify companies that are fulfilling their zero deforestation commitments.

Stewarding Forests

Companies and investors must go beyond avoiding deforestation to creating solutions and restoring forest landscapes. In our discussions about forests with portfolio companies, those that have the best forest practices recognize risk exposure goes beyond their own impact and supply chain. They know that deforestation is complicated and try to work with many partners, including vertically, horizontally and across sectors to scale change. And they recognize that dire nature of deforestation means they must seek solutions proactively, without waiting on peers or government action.

Companies and investors must go beyond

avoiding deforestation to creating solutions

and restoring forest landscapes.

This year we engaged with 68 companies in our portfolios that both impact forests and depend on them, whether for forest-derived products or ecosystem services. We had positive responses from many corporations, holding discussions with them about how they consider the value they obtain from forests and how they can better work to steward it. Through these dialogues we have begun to identify corporate actors that are effectively protecting and supporting forests and some of the specific practices and qualities that set them apart.

INVESTING FOR GOOD®

Investors must also fundamentally change their mindset about how they consider forest value. We find two root causes underlying continued deforestation. First, today’s focus on short-term profit leads to practices that extract value while perversely undermining the very source of the value. Second, without an appropriate value and cost framework, investors and corporations do not feel the need or responsibility to steward the forests we all rely upon.

We are uniquely positioned to make the case to our peers that they must do more to identify and manage forest value. Carole Laible, our CEO, addressed audiences at Responsible Investor New York about the connection between forests and food security. She explained the urgent need for investors and companies to understand how much value their operations receive from natural ecosystems, especially forests, and called on the attendees to steward environmental and social systems.

If we recognize how much value we receive from ecosystems, we can begin to foster and enhance that value, with benefits for our businesses, employees, rural communities, and the environment.

Carole also spoke to financial advisors at a Money Management Institute event, explaining how we consider and act on forests’ economic value and work to improve how deforestation is addressed. She illustrated how investors must go beyond mitigating harm to forests through portfolio operations to positively enhancing forest systems in order to preserve and enhance the value in their investments.

To send a public message in response to the surge in fires in the Amazon rainforest this summer, we joined 230 investors representing over $16 trillion in assets to call for urgent action on the fires in the Amazon. The statement asked investors and corporations to take actions ranging from public statements to making commitments about supply chain practices.

Moving to a Forest-Positive Economy

Large corporations and their investors often drive deforestation. Through conventional investing practices, investors contribute to the worsening of profound environmental change that poses systemic environmental risks with potentially adverse impacts on their holdings across all asset classes. These investors should consider their impact on forests when making investment decisions. Investors can encourage proper valuation of natural services from forests and inclusion of reforestation in climate change strategies, while helping corporations not only avoid harming forests but positively impacting them.

INVESTING FOR GOOD®

Domini recognizes forests’ critical role in global environmental and social systems. We can and do drive change, not only helping to combat commodity-driven deforestation but encouraging reforestation, biodiversity conservation, and sustainable development. We will continue prioritizing forests as a key foundation for a sustainable economy, divesting when necessary and working with our partners and portfolio companies to foster forest health.

If we recognize how much value we receive from ecosystems, we can begin to foster and enhance that value, with benefits for our businesses, employees, rural communities, and the environment.

INVESTING FOR GOOD®

The holdings discussed above can be found in the portfolio of the Domini Impact Equity Fund and Domini Impact Bond Fund, included herein. The composition of each portfolio is subject to change.

The Domini Funds are not bank deposits and are not insured. You may lose money. Investment return, principal value and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost.

The Domini Impact Equity Fund is subject to market, recent events, impact investing, portfolio management, information, and mid-to large cap companies risks. The Domini Impact Bond Fund is subject to market, recent events, impact investing, style, information, interest rate and credit risks. The Domini Sustainable Solutions Fund is subject to market, recent events, sustainable investing, portfolio management, information and mid-to large-cap companies risks.

This report is not authorized for distribution to prospective investors of the Domini Funds referenced herein unless preceded or accompanied by a current prospectus for the relevant Fund. Nothing contained herein is to be considered a recommendation concerning the merits of any noted company or security, or an offer of sale or a solicitation of an offer to buy shares of any Fund or issuer referenced in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information. Carefully consider the Funds’ investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Funds’ prospectus, which may be obtained by calling 1-800-582-6757 or at www.domini.com. Domini Impact Investments LLC is each Fund’s investment manager. The Funds are subadvised by unaffiliated entities. Shares of the Domini Funds are offered for sale only in the United States. DSIL Investment Services LLC, Distributor, member FINRA. 03/20

DOMINI IMPACT INTERNATIONAL EQUITY FUND

Fund Performance and Holdings

The table and bar charts below provide information as of January 31, 2020, about the ten largest holdings of the Domini Impact International Equity Fund and its portfolio holdings by industry sector and country:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS

GlaxoSmithKline PLC	2.6%	Sonova Holding AG	2.0%

Novartis AG	2.3%	Coca-Cola European Partners PLC	1.9%

Kering SA	2.3%	Intesa Sanpaolo SpA	1.8%

Merck KGaA	2.3%	BNP Paribas SA	1.8%

adidas AG	2.2%	Koninklijke Ahold Delhaize NV	1.7%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Domini Impact International Equity Fund’s Portfolio of Investments as of 01/31/2020 included herein. The composition of the Fund’s portfolio is subject to change.

*Other countries include Finland 0.8%, South Africa 0.7%, Israel 0.7%, Denmark 0.6%, Jordan 0.6%, Hong Kong 0.5%, Panama 0.5%, Austria 0.4%, Malaysia 0.2%, Hungary 0.1%, Turkey 0.1%, India 0.0% and Ireland 0.0%.

DOMINI IMPACT INTERNATIONAL EQUITY FUND AVERAGE ANNUAL TOTAL RETURNS (Unaudited)

		Investor shares	Class A shares (with 4.75% maximum Sales Charge)	Class A shares (without Sales Charge)	Institutional shares[1]	Class Y Shares[2]	MSCI EAFE (net)

As of 1/31/20	1 Year	5.87%	0.83%	5.86%	6.23%	6.08%	12.10%

	5 Year	3.98%	2.90%	3.90%	4.36%	3.98%	5.12%

	10 Year	6.36%	5.83%	6.34%	6.36%	6.36%	5.76%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applies on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus date November 29, 2019, the Fund’s annual operating expenses totaled: 1.41% (Investor), 1.43% (Class A), 1.01% (Institutional), 1.13% (Class Y). The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Class A and Class Y share expenses to 1.43% and 1.15%, respectively, until November 30, 2020, absent an earlier modification approved by the Fund’s Board of Trustees.

The table does not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. You may lose money. The Fund is subject to market, recent events, impact investing risk, style, information, and foreign investing and emerging markets risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing security regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity.

The Morgan Stanley Capital International Europe Australasia Far East (MSCI EAFE) index (net) is an unmanaged index of common stocks. MSCI EAFE (net) includes the reinvestment of dividends net of withholding tax, but does not reflect other fees, expenses or taxes. It is not available for direct investment.

1Institutional shares were not offered prior to November 30, 2012. All performance information for time periods beginning prior to November 30, 2012, is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Institutional shares.

2Y Shares did not commence operations until July 23, 2018. All performance information for time periods beginning prior to July 23, 2018 is the performance of the Investor Shares. Unless otherwise noted, this performance has not been adjusted to reflect the lower expenses of the Class Y shares.

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Common Stocks – 98.0%
Australia – 5.7%
BlueScope Steel, Ltd.	Materials	1,246,650	$11,668,227
Dexus	Real Estate	1,089,811	9,196,656
Fortescue Metals Group, Ltd.	Materials	2,097,284	15,537,467
Harvey Norman Holdings, Ltd.	Retailing	1,455,788	4,085,638
Magellan Financial Group, Ltd.	Diversified Financials	58,419	2,572,922
Mirvac Group	Real Estate	6,578,894	14,842,832
Scentre Group	Real Estate	1,703,133	4,370,275
Stockland	Real Estate	1,513,774	4,949,290

			67,223,307

Austria – 0.4%
Raiffeisen Bank International AG	Banks	188,678	4,294,609

			4,294,609

Belgium – 1.1%
Ageas	Insurance	186,584	10,280,649
Galapagos NV (a)	Pharmaceuticals, Biotechnology & Life Sciences	14,344	3,212,587

			13,493,236

Brazil – 1.6%
Banco do Brasil SA	Banks	360,671	4,096,875
Cia de Transmissao de Energia Eletrica Paulista	Utilities	565,900	2,939,912
Cyrela Brazil Realty SA Empreendimentos e Participacoes	Consumer Durables & Apparel	784,165	5,835,476
Equatorial Energia SA	Utilities	538,200	3,002,560
Raia Drogasil SA	Food & Staples Retailing	115,700	3,363,307

			19,238,130

China – 1.6%
China Aoyuan Group, Ltd.	Real Estate	1,622,204	2,162,311
China Life Insurance Co., Ltd., Class H	Insurance	2,442,000	5,832,856
Li Ning Co., Ltd.	Consumer Durables & Apparel	1,674,142	4,890,198
Ping An Insurance Group Co of China, Ltd., Class H	Insurance	481,590	5,446,940
Yangzijiang Shipbuilding Holdings, Ltd.	Capital Goods	1,624,858	1,115,103

			19,447,408

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Denmark – 0.6%
DSV A/S	Transportation	43,728	$4,743,658
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	179	10,887
Vestas Wind Systems A/S	Capital Goods	20,267	2,010,227

			6,764,772

Finland – 0.8%
Metso Oyj	Capital Goods	128,782	4,566,314
Valmet Oyj	Capital Goods	227,077	4,908,306

			9,474,620

France – 11.2%
Alstom SA	Capital Goods	300,851	15,932,967
BNP Paribas SA	Banks	394,470	20,917,515
Carrefour SA	Food & Staples Retailing	375	6,341
CNP Assurances	Insurance	136,184	2,449,473
Credit Agricole SA	Banks	458,322	6,187,253
Edenred	Commercial & Professional Services	169,418	9,141,828
Eiffage SA	Capital Goods	136,709	15,834,319
Ingenico Group SA	Technology Hardware & Equipment	45,358	5,270,781
Kering SA	Consumer Durables & Apparel	44,792	27,347,874
Peugeot SA	Automobiles & Components	734,906	15,120,309
Schneider Electric SE	Capital Goods	149,358	14,883,540

			133,092,200

Germany – 5.9%
adidas AG	Consumer Durables & Apparel	81,905	25,871,493
Allianz SE	Insurance	59,833	14,273,796
GEA Group AG	Capital Goods	48,540	1,452,307
HeidelbergCement AG	Materials	19,209	1,294,485
Merck KGaA	Pharmaceuticals, Biotechnology & Life Sciences	212,023	27,166,772

			70,058,853

Hong Kong – 0.5%
AIA Group, Ltd.	Insurance	120,829	1,197,550
Wharf Holdings, Ltd. (The)	Real Estate	825,526	2,039,699
Wheelock & Co., Ltd.	Real Estate	297,708	1,812,594
Xinyi Glass Holdings, Ltd.	Automobiles & Components	1,046,000	1,311,223

			6,361,066

Hungary – 0.1%
Richter Gedeon Nyrt	Pharmaceuticals, Biotechnology & Life Sciences	62,772	1,347,316

			1,347,316

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
India – 0.0%
Dr Reddy’s Laboratories, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	250	$10,925

			10,925

Ireland – 0.0%
Irish Bank Resolution Corp., Ltd. (a) (b)	Real Estate	138,674	0

			0

Israel – 0.7%
Check Point Software Technologies, Ltd. (a)	Software & Services	67,933	7,765,421

			7,765,421

Italy – 2.7%
Buzzi Unicem SpA	Materials	338,751	7,904,935
Intesa Sanpaolo SpA	Banks	8,698,493	21,586,291
Unipol Gruppo SpA	Insurance	430,286	2,189,173

			31,680,399

Japan – 22.3%
Alfresa Holdings Corp.	Health Care Equipment & Services	66,994	1,345,685
Brother Industries, Ltd.	Technology Hardware & Equipment	500	9,654
Central Japan Railway Co.	Transportation	81,682	16,028,233
Coca-Cola Bottlers Japan Holdings, Inc.	Food & Beverage	120,493	3,170,606
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	207,741	5,726,777
Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	150	11,301
Fancl Corp.	Household & Personal Products	304,386	7,943,944
FUJIFILM Holdings Corp.	Technology Hardware & Equipment	349,385	17,347,220
GungHo Online Entertainment, Inc.	Media & Entertainment	231,114	4,203,321
Hachijuni Bank, Ltd. (The)	Banks	627,522	2,396,177
Hoya Corp.	Health Care Equipment & Services	147,769	14,138,379
K’s Holdings Corp.	Retailing	540,872	6,565,865
Matsumotokiyoshi Holdings Co., Ltd.	Food & Staples Retailing	147,200	5,884,376
Medipal Holdings Corp.	Health Care Equipment & Services	299,857	6,352,205
Mitsubishi Estate Co., Ltd.	Real Estate	403,525	7,900,632
Mitsubishi Gas Chemical Co., Inc.	Materials	532,252	8,056,032
Mitsui Fudosan Co., Ltd.	Real Estate	498,939	13,210,992
Mixi, Inc.	Media & Entertainment	99,201	1,743,805

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (Continued)
MS&AD Insurance Group Holdings, Inc.	Insurance	310	$10,293
Murata Manufacturing Co., Ltd.	Technology Hardware & Equipment	22,300	1,262,160
Nikon Corp.	Consumer Durables & Apparel	360,727	4,354,568
Nintendo Co., Ltd.	Media & Entertainment	41,377	15,216,549
Nippon Electric Glass Co., Ltd.	Technology Hardware & Equipment	287,175	5,546,126
Nissan Motor Co., Ltd.	Automobiles & Components	3,359,299	18,223,503
Nomura Holdings, Inc.	Diversified Financials	2,938,709	15,040,272
Nomura Real Estate Holdings, Inc.	Real Estate	54,936	1,352,479
Nomura Research Institute, Ltd.	Software & Services	542,744	11,940,148
NTN Corp.	Capital Goods	5,300	14,041
ORIX Corp.	Diversified Financials	630	10,639
Otsuka Holdings Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	276,186	12,266,275
Rohm Co., Ltd.	Semiconductors & Semiconductor Equipment	15,800	1,136,265
Seino Holdings Co., Ltd.	Transportation	383,120	4,895,753
Shimamura Co., Ltd.	Retailing	14,191	1,065,921
Sony Corp.	Consumer Durables & Apparel	170	11,884
Sundrug Co., Ltd.	Food & Staples Retailing	105,529	3,575,189
Suzuken Co., Ltd.	Health Care Equipment & Services	29,972	1,148,806
Taiyo Yuden Co., Ltd.	Technology Hardware & Equipment	365,596	10,539,011
TIS, Inc.	Software & Services	126,554	7,600,793
Tokyo Electron, Ltd.	Semiconductors & Semiconductor Equipment	41,668	9,162,175
Toppan Printing Co., Ltd.	Commercial & Professional Services	541,898	10,797,051
Toyo Seikan Group Holdings, Ltd.	Materials	271,427	4,590,624
Welcia Holdings Co., Ltd.	Food & Staples Retailing	41,200	2,261,816

			264,057,545

Jordan – 0.6%
Hikma Pharmaceuticals PLC	Pharmaceuticals, Biotechnology & Life Sciences	310,869	7,493,594

			7,493,594

Malaysia – 0.2%
RHB Bank Bhd	Banks	1,375,648	1,910,063

			1,910,063

Netherlands – 5.6%
Akzo Nobel NV	Materials	148,207	13,975,214
Altice Europe NV (a)	Media & Entertainment	1,609,749	10,338,191

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Netherlands (Continued)
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	816,398	$20,020,245
Koninklijke Philips NV	Health Care Equipment & Services	313,940	14,366,635
NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	56,856	7,212,752

			65,913,037

Norway – 1.0%
DNB ASA	Banks	327,578	5,714,573
Orkla ASA	Food & Beverage	687,181	6,619,612

			12,334,185

Panama – 0.5%
Copa Holdings SA, Class A	Transportation	56,698	5,554,136

			5,554,136

Singapore – 2.1%
CapitaLand, Ltd.	Real Estate	956,100	2,518,936
Mapletree Commercial Trust	Real Estate	3,164,900	5,434,012
Singapore Exchange, Ltd.	Diversified Financials	1,085,622	6,886,073
United Overseas Bank, Ltd.	Banks	517,879	9,657,422

			24,496,443

South Africa – 0.7%
Clicks Group, Ltd.	Food & Staples Retailing	264,866	4,275,986
Impala Platinum Holdings (a)	Materials	495,842	4,662,027

			8,938,013

South Korea – 1.4%
BNK Financial Group, Inc.	Banks	445,386	2,512,063
Industrial Bank of Korea	Banks	354,518	3,175,986
LG Electronics, Inc.	Consumer Durables & Apparel	27,377	1,492,837
LG Uplus Corp.	Telecommunication Services	500,226	5,536,740
Woori Financial Group, Inc.	Banks	412,218	3,479,971

			16,197,597

Spain – 3.5%
Acciona SA	Utilities	38,496	4,366,191
Banco Bilbao Vizcaya Argentaria SA	Banks	3,305,060	17,095,849
Banco Santander SA	Banks	2,078	8,183
Telefonica SA	Telecommunication Services	2,911,270	19,675,895

			41,146,118

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Sweden – 2.8%
Castellum AB	Real Estate	53,489	$1,312,995
Essity AB, Class B	Household & Personal Products	172,633	5,473,712
Getinge AB, Class B	Health Care Equipment & Services	367,724	6,254,793
Hennes & Mauritz AB, Class B	Retailing	384,491	8,425,366
ICA Gruppen AB	Food & Staples Retailing	154,932	6,803,967
Telefonaktiebolaget LM Ericsson, Class B	Technology Hardware & Equipment	687,884	5,401,841

			33,672,674

Switzerland – 8.7%
Adecco Group AG	Commercial & Professional Services	227,559	13,314,978
Geberit AG	Capital Goods	9,471	4,991,667
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	292,670	27,612,144
PSP Swiss Property AG	Real Estate	8,811	1,330,558
Sonova Holding AG	Health Care Equipment & Services	92,732	23,224,389
Swiss Life Holding AG	Insurance	34,350	17,244,481
Swiss Prime Site AG (a)	Real Estate	7,949	970,908
Swisscom AG	Telecommunication Services	10,406	5,701,990
Zurich Insurance Group AG	Insurance	21,695	8,994,304

			103,385,419

Taiwan – 1.9%
Asia Cement Corp.	Materials	1,132,232	1,684,113
Globalwafers Co., Ltd.	Semiconductors & Semiconductor Equipment	95,220	1,260,816
Lite-On Technology Corp.	Technology Hardware & Equipment	2,970,447	4,601,827
MediaTek, Inc.	Semiconductors & Semiconductor Equipment	163,000	2,062,338
Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	213,277	1,503,851
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	709,662	5,701,788
Unimicron Technology Corp.	Technology Hardware & Equipment	823,000	1,023,783
United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	9,056,259	4,420,855

			22,259,371

Turkey – 0.1%
Turkiye Garanti Bankasi AS (a)	Banks	672,920	1,335,332

			1,335,332

United Kingdom – 12.5%
3i Group PLC	Diversified Financials	1,126,535	16,358,905
AVEVA Group PLC	Software & Services	69,514	4,499,765

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
United Kingdom (Continued)
Aviva PLC	Insurance	1,526,529	$7,985,829
Barratt Developments PLC	Consumer Durables & Apparel	752,971	7,958,221
Berkeley Group Holdings PLC	Consumer Durables & Apparel	226,177	15,622,882
Burberry Group PLC	Consumer Durables & Apparel	214,070	5,479,283
Coca-Cola European Partners PLC	Food & Beverage	435,560	22,914,812
GlaxoSmithKline PLC	Pharmaceuticals, Biotechnology & Life Sciences	1,303,658	30,555,820
Next PLC	Retailing	96,167	8,724,384
Rentokil Initial PLC	Commercial & Professional Services	198,510	1,220,407
Royal Mail PLC	Transportation	1,357,800	3,542,954
Sage Group PLC (The)	Software & Services	165,954	1,612,854
Segro PLC	Real Estate	370,905	4,446,035
Standard Chartered PLC	Banks	209,577	1,739,690
Standard Life Aberdeen PLC	Diversified Financials	2,107,349	8,358,809
Travis Perkins PLC	Capital Goods	92,286	1,881,839
Unilever PLC	Household & Personal Products	99,462	5,922,708

			148,825,197

United States – 1.2%
Ferguson PLC	Capital Goods	81,035	7,264,418
Jazz Pharmaceuticals PLC (a)	Pharmaceuticals, Biotechnology & Life Sciences	45,301	6,493,898

			13,758,316

Total Investments – 98.0% (Cost $1,055,302,604)			1,161,529,302

Other Assets, less liabilities – 2.0%			24,197,559

Net Assets – 100.0%			$1,185,726,861

(a) Non-income producing security.

(b) Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

Fund Performance and Holdings

The table and bar charts below provide information as of January 31, 2020, about the ten largest holdings of the Domini Impact Equity Fund and its portfolio holdings by industry sector:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS

Microsoft Corp	6.9%	Procter & Gamble Co. (The)	1.7%

Apple, Inc	6.5%	Intel Corp	1.5%

Alphabet, Inc. Class A	4.6%	Mastercard, Inc. Class A	1.5%

Amazon.com, Inc	4.5%	AT&T, Inc	1.5%

Visa, Inc. Class A	1.8%	Bank of America Corp	1.4%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The holdings mentioned above described in the Domini Impact Equity Fund’s Portfolio of Investments as of 1/31/20, included herein. The composition of the Fund’s portfolio is subject to change.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

DOMINI IMPACT EQUITY FUND AVERAGE ANNUAL TOTAL RETURNS (Unaudited)

		Investor shares	Class A shares (with 4.75% maximum Sales Charge)	Class A shares (without Sales Charge)	Institutional shares	Class R shares	S&P 500

As of 1/31/20	1 Year	24.29%	18.37%	24.27%	24.72%	24.70%	21.68%

	5 Year	8.24%	7.17%	8.22%	8.62%	8.57%	12.37%

	10 Year	11.31%	10.79%	11.33%	11.75%	11.67%	13.97%

NOTE: The Fund’s current investment strategy commenced on December 1, 2018 with SSGA Funds Management, Inc as its subadviser. Performance information for periods prior to December 1, 2018 reflects the investment strategies employed during those periods.

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applies on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus date November 29, 2019, the Fund’s annual operating expenses totaled 1.09% (Investor), 1.43% (gross)/1.09% (net)/ (Class A), 0.76% (gross)/0.74% (net) (Institutional), 0.88% (gross)/0.80% (net) (Class R). The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor, Class A, Institutional and Class R share expenses to 1.09%, 1.09%, 0.74%, and 0.80%, respectively, until November 30, 2020, absent an earlier modification approved by the Funds’ Board of Trustees.

The table does not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. You may lose money. The Fund is subject to market, recent events, impact investing, portfolio management, information, and mid-to large-cap companies risks.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index of common stocks. Investors cannot invest directly in the S&P 500.

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

SECURITY	SHARES	VALUE
Long Term Investments – 99.8%
Common Stocks – 99.8%
Communication Services – 11.6%
Alphabet, Inc., Class A (a)	26,200	$37,538,836
AT&T, Inc.	319,585	12,022,788
CenturyLink, Inc.	46,100	629,726
Charter Communications, Inc., Class A (a)	6,658	3,445,249
Comcast Corp., Class A	197,708	8,539,008
Electronic Arts, Inc. (a)	12,418	1,340,150
Netflix, Inc. (a)	18,745	6,468,712
New York Times Co. (The), Class A	6,000	192,060
Omnicom Group, Inc.	9,500	715,445
Take-Two Interactive Software, Inc. (a)	4,981	620,832
TELUS Corp.	25,897	1,038,729
Verizon Communications, Inc.	180,496	10,728,682
Walt Disney Co. (The)	78,789	10,897,307

		94,177,524

Consumer Discretionary – 11.6%
Advance Auto Parts, Inc.	2,957	389,585
Amazon.com, Inc. (a)	18,259	36,677,218
Best Buy Co., Inc.	10,049	851,050
Chegg, Inc. (a)	70,328	2,899,623
Chipotle Mexican Grill, Inc. (a)	1,223	1,060,047
Cie Generale des Etablissements Michelin SCA ADR	38,750	895,513
eBay, Inc.	33,600	1,127,616
Fast Retailing Co., Ltd. ADR	23,653	1,265,435
Gap, Inc. (The)	12,345	214,926
Garmin, Ltd.	6,646	644,330
Home Depot, Inc. (The)	47,851	10,914,813
Kohl’s Corp.	6,912	295,488
Lennar Corp., Class A	12,000	796,320
Lowe’s Cos., Inc.	33,541	3,898,806
Marriott International, Inc., Class A	11,368	1,592,202
NIKE, Inc., Class B	53,749	5,176,029
NVR, Inc. (a)	150	572,546
O’Reilly Automotive, Inc. (a)	3,219	1,307,236
Sony Corp. ADR	53,955	3,786,562
Starbucks Corp.	50,167	4,255,667
Target Corp.	22,351	2,475,150
Tesla, Inc. (a)	7,719	5,021,750
Tiffany & Co.	5,100	683,502
Toyota Motor Corp. ADR	49,648	6,893,128
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,398	642,448

		94,336,990

Consumer Staples – 6.5%
Beyond Meat, Inc. (a)	18,618	2,055,800
Campbell Soup Co.	7,991	386,684

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

SECURITY	SHARES	VALUE

Consumer Staples (Continued)
Church & Dwight Co., Inc.	10,612	$787,623
Clorox Co. (The)	5,500	865,205
Colgate-Palmolive Co.	37,525	2,768,595
Costco Wholesale Corp.	18,877	5,767,301
Estee Lauder Cos., Inc. (The), Class A	9,677	1,888,563
General Mills, Inc.	26,199	1,368,112
JM Smucker Co. (The)	4,746	491,733
Kimberly-Clark Corp.	14,918	2,136,854
Kraft Heinz Co. (The)	28,823	841,632
Kroger Co. (The)	34,311	921,593
Lamb Weston Holdings, Inc.	6,400	584,384
Mondelez International, Inc., Class A	61,747	3,543,043
PepsiCo, Inc.	60,731	8,625,017
Procter & Gamble Co. (The)	107,725	13,424,689
Sysco Corp.	21,303	1,749,828
Unilever PLC ADR	48,385	2,891,971
Walgreens Boots Alliance, Inc.	32,748	1,665,236

		52,763,863

Energy – 0.1%
Legrand SA ADR	56,600	905,034

		905,034

Financials – 11.8%
Aflac, Inc.	30,015	1,547,874
Amalgamated Bank, Class A	67,253	1,159,442
American Express Co.	26,848	3,486,750
Bank of America Corp.	351,954	11,554,650
Bank of Montreal	27,931	2,128,901
Bank of New York Mellon Corp. (The)	36,400	1,629,992
Bank of Nova Scotia (The)	53,666	2,931,237
BlackRock, Inc.	4,800	2,531,280
Capital One Financial Corp.	20,318	2,027,736
Cboe Global Markets, Inc.	4,900	603,778
Charles Schwab Corp. (The)	50,400	2,295,720
Chubb, Ltd.	16,989	2,582,158
Cincinnati Financial Corp.	6,911	725,309
Citigroup, Inc.	95,408	7,099,309
CME Group, Inc.	15,412	3,346,099
Comerica, Inc.	5,954	364,147
Discover Financial Services	13,500	1,014,255
DNB ASA ADR	44,548	780,481
E*TRADE Financial Corp.	9,514	405,487
East West Bancorp, Inc.	6,000	275,040
Equitable Holdings, Inc.	18,500	444,370
Everest Re Group, Ltd.	1,700	470,169
FactSet Research Systems, Inc.	1,700	486,387
Federal Agricultural Mortgage Corp., Class C	23,255	1,774,356
Fifth Third Bancorp	30,956	880,698

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

SECURITY	SHARES	VALUE

Financials (Continued)
Franklin Resources, Inc.	12,700	$321,310
Hartford Financial Services Group, Inc. (The)	15,793	936,209
Huntington Bancshares, Inc.	43,800	594,366
Intercontinental Exchange, Inc.	23,995	2,393,261
Invesco, Ltd.	18,603	321,832
KeyCorp	42,900	802,659
MarketAxess Holdings, Inc.	1,600	566,688
Marsh & McLennan Cos., Inc.	22,130	2,475,462
Moody’s Corp.	7,114	1,826,804
Morgan Stanley	53,934	2,818,591
MSCI, Inc.	3,605	1,030,309
Nasdaq, Inc.	4,900	570,654
Northern Trust Corp.	8,900	870,509
PNC Financial Services Group, Inc. (The)	17,549	2,606,904
Principal Financial Group, Inc.	11,800	624,810
Progressive Corp. (The)	25,358	2,046,137
Prudential Financial, Inc.	17,761	1,617,317
Raymond James Financial, Inc.	5,400	493,722
Regions Financial Corp.	41,028	638,806
Reinsurance Group of America, Inc.	2,600	374,530
S&P Global, Inc.	10,698	3,142,323
SEI Investments Co.	5,900	385,034
State Street Corp.	15,300	1,157,139
Swiss Re AG ADR	49,093	1,384,423
T Rowe Price Group, Inc.	10,111	1,350,122
TD Ameritrade Holding Corp.	11,000	522,280
Toronto-Dominion Bank (The)	79,717	4,405,161
Travelers Cos., Inc. (The)	11,116	1,463,088
Truist Financial Corp.	33,158	1,709,958
US Bancorp	62,831	3,343,866
Voya Financial, Inc.	6,100	364,353
Zions Bancorp NA	7,099	322,933

		96,027,185

Health Care – 14.8%
AbbVie, Inc.	64,470	5,223,359
ABIOMED, Inc. (a)	1,800	335,322
Agilent Technologies, Inc.	13,600	1,122,816
Alcon, Inc. (a)	21,262	1,253,182
Alexion Pharmaceuticals, Inc. (a)	9,381	932,378
Align Technology, Inc. (a)	3,200	822,720
Amgen, Inc.	25,919	5,599,800
Becton Dickinson and Co.	11,826	3,254,279
Biogen, Inc. (a)	7,881	2,118,807
BioMarin Pharmaceutical, Inc. (a)	7,700	642,950
Bio-Rad Laboratories, Inc., Class A (a)	900	324,828
Bio-Techne Corp.	1,600	335,952
BioTelemetry, Inc. (a)	57,542	2,814,955
Bristol-Myers Squibb Co.	71,501	4,500,988

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

SECURITY	SHARES	VALUE

Health Care (Continued)
Bruker Corp.	4,600	$227,562
Cerner Corp.	13,123	942,625
Cooper Cos., Inc. (The)	2,200	763,158
Danaher Corp.	27,815	4,474,599
DENTSPLY SIRONA, Inc.	9,416	527,296
DexCom, Inc. (a)	11,603	2,793,422
Edwards Lifesciences Corp. (a)	9,048	1,989,293
Gilead Sciences, Inc.	55,441	3,503,871
GlaxoSmithKline PLC ADR	108,703	5,087,300
Haemonetics Corp. (a)	2,051	220,257
Henry Schein, Inc. (a)	6,300	434,322
Hill-Rom Holdings, Inc.	2,800	298,172
Hologic, Inc. (a)	64,127	3,432,077
IDEXX Laboratories, Inc. (a)	3,619	980,785
Illumina, Inc. (a)	6,449	1,870,662
Incyte Corp. (a)	8,200	599,174
Ionis Pharmaceuticals, Inc. (a)	5,300	309,096
Koninklijke Philips NV	39,521	1,809,271
Merck & Co., Inc.	111,039	9,487,172
Mettler-Toledo International, Inc. (a)	990	749,608
Nektar Therapeutics (a)	7,100	141,219
Novartis AG ADR	102,584	9,695,214
Novo Nordisk A/S ADR	72,888	4,433,777
PerkinElmer, Inc.	4,800	443,904
Pfizer, Inc.	241,397	8,989,624
Quest Diagnostics, Inc.	5,715	632,479
Regeneron Pharmaceuticals, Inc. (a)	3,642	1,230,778
ResMed, Inc.	6,146	977,030
Sanofi ADR	92,742	4,476,656
Seattle Genetics, Inc. (a)	21,453	2,325,291
STERIS PLC	3,600	542,484
Stryker Corp.	14,138	2,978,877
Teladoc Health, Inc. (a)	31,885	3,243,023
Thermo Fisher Scientific, Inc.	17,554	5,497,737
Varian Medical Systems, Inc. (a)	3,900	548,223
Veeva Systems, Inc., Class A (a)	5,606	821,896
Vertex Pharmaceuticals, Inc. (a)	11,236	2,551,134
Waters Corp. (a)	2,863	640,711

		119,952,115

Industrials – 7.1%
Acuity Brands, Inc.	19,969	2,353,746
Alaska Air Group, Inc.	5,100	329,409
Allegion PLC	3,900	504,348
Ameresco, Inc., Class A (a)	81,556	1,565,060
AO Smith Corp.	5,800	247,602
Assa Abloy AB ADR	82,142	970,918
Brambles, Ltd. ADR	33,300	554,445
Carlisle Cos., Inc.	2,400	374,952

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

SECURITY	SHARES	VALUE

Industrials (Continued)
CH Robinson Worldwide, Inc.	5,900	$426,098
Cintas Corp.	3,800	1,060,086
Copart, Inc. (a)	9,200	933,432
CoStar Group, Inc. (a)	1,571	1,025,847
Cummins, Inc.	6,541	1,046,364
Dai Nippon Printing Co., Ltd. ADR	22,500	312,075
Deere & Co.	13,845	2,195,540
Deutsche Post AG ADR	42,837	1,491,584
Donaldson Co., Inc.	5,200	269,620
Emerson Electric Co.	26,626	1,907,220
Expeditors International of Washington, Inc.	7,200	525,888
Fastenal Co.	24,558	856,583
Flowserve Corp.	5,300	247,404
Fortune Brands Home & Security, Inc.	5,800	398,518
Graco, Inc.	7,600	403,940
HD Supply Holdings, Inc. (a)	7,500	305,550
Hubbell, Inc.	2,400	343,752
IAA, Inc. (a)	5,500	259,930
IDEX Corp.	3,200	524,320
IHS Markit, Ltd. (a)	16,494	1,300,717
Illinois Tool Works, Inc.	12,252	2,143,855
Ingersoll-Rand PLC	10,507	1,399,848
JB Hunt Transport Services, Inc.	3,800	410,134
JetBlue Airways Corp. (a)	13,588	269,450
Johnson Controls International PLC	35,136	1,386,115
KAR Auction Services, Inc.	5,500	115,610
Lennox International, Inc.	1,600	372,768
Makita Corp. ADR	10,500	401,100
Masco Corp.	12,400	589,248
Middleby Corp. (The) (a)	2,400	269,184
Nidec Corp. ADR	43,828	1,391,101
Nielsen Holdings PLC	15,500	316,200
Nordson Corp.	2,100	354,606
Old Dominion Freight Line, Inc.	3,200	627,936
Owens Corning	4,533	274,201
PACCAR, Inc.	14,900	1,105,729
Pentair PLC	7,300	313,389
Quanta Services, Inc.	6,000	234,900
Robert Half International, Inc.	4,751	276,366
Rockwell Automation, Inc.	5,072	972,100
Roper Technologies, Inc.	4,457	1,701,059
Sensata Technologies Holding PLC (a)	7,100	335,617
Siemens AG ADR	70,300	4,326,262
Simpson Manufacturing Co., Inc.	1,600	132,272
SKF AB ADR	18,000	328,680
Snap-on, Inc.	2,300	367,149
Stanley Black & Decker, Inc.	6,754	1,076,115
Sunrun, Inc. (a)	189,203	3,222,127
Thomson Reuters Corp.	7,300	586,482

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

SECURITY	SHARES	VALUE

Industrials (Continued)
Toro Co. (The)	4,500	$360,090
Trex Co., Inc. (a)	2,700	265,248
United Parcel Service, Inc., Class B	30,793	3,187,691
United Rentals, Inc. (a)	3,300	447,777
Vestas Wind Systems A/S ADR	25,600	846,259
Wabtec Corp.	7,591	560,671
Watts Water Technologies, Inc., Class A	26,707	2,662,955
WW Grainger, Inc.	1,970	596,260
Xylem, Inc.	7,700	628,782

		57,590,284

Information Technology – 30.1%
Adobe, Inc. (a)	21,161	7,430,474
Advanced Micro Devices, Inc. (a)	48,050	2,258,350
Apple, Inc.	170,949	52,910,425
Applied Materials, Inc.	40,302	2,337,113
Autodesk, Inc. (a)	22,995	4,526,566
Automatic Data Processing, Inc.	17,568	3,010,980
Blackbaud, Inc.	18,143	1,421,141
Broadcom, Inc.	16,936	5,168,190
Cadence Design Systems, Inc. (a)	12,084	871,377
Cisco Systems, Inc.	185,791	8,540,812
Cognizant Technology Solutions Corp., Class A	23,923	1,468,394
Cree, Inc. (a)	65,352	3,038,214
First Solar, Inc. (a)	63,627	3,154,627
Fiserv, Inc. (a)	24,634	2,921,839
Intel Corp.	190,379	12,170,929
International Business Machines Corp.	38,731	5,566,807
Intuit, Inc.	10,952	3,070,722
Itron, Inc. (a)	40,160	3,283,080
KLA Corp.	6,910	1,145,263
Lam Research Corp.	6,300	1,878,723
Mastercard, Inc., Class A	38,426	12,140,310
Microsoft Corp.	328,761	55,964,985
NetApp, Inc.	9,708	518,407
NVIDIA Corp.	25,650	6,064,429
Paychex, Inc.	14,031	1,203,439
Pluralsight, Inc., Class A (a)	164,033	3,180,600
salesforce.com, Inc. (a)	36,778	6,704,997
Square, Inc., Class A (a)	47,419	3,541,725
STMicroelectronics NV, Class Y	107,501	2,993,903
SunPower Corp. (a)	253,601	2,160,681
Synopsys, Inc. (a)	6,443	950,407
Texas Instruments, Inc.	40,669	4,906,715
Universal Display Corp.	16,601	2,924,598
Visa, Inc., Class A	74,303	14,784,068
VMware, Inc., Class A (a)	3,275	484,896
WEX, Inc. (a)	1,916	415,619

		245,113,805

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

SECURITY	SHARES	VALUE
Materials – 2.0%
Air Products & Chemicals, Inc.	9,622	$2,296,868
Avery Dennison Corp.	3,500	459,340
Ecolab, Inc.	11,148	2,186,234
International Paper Co.	17,100	696,312
Linde PLC	23,424	4,758,117
Novozymes A/S ADR	9,200	477,848
Nucor Corp.	12,992	616,990
PPG Industries, Inc.	10,342	1,239,385
Sherwin-Williams Co. (The)	3,564	1,985,112
Vulcan Materials Co.	5,944	841,849
Westrock Co.	10,985	428,415

		15,986,470

Real Estate – 3.3%
Alexandria Real Estate Equities, Inc.	4,981	812,899
American Tower Corp.	19,415	4,499,232
Boston Properties, Inc.	6,646	952,704
CBRE Group, Inc., Class A (a)	13,922	849,938
Crown Castle International Corp.	18,122	2,715,400
Digital Realty Trust, Inc.	8,992	1,105,926
Duke Realty Corp.	15,500	562,805
Equinix, Inc.	3,742	2,206,770
Extra Space Storage, Inc.	5,700	630,876
Federal Realty Investment Trust	3,400	425,068
Host Hotels & Resorts, Inc.	31,322	511,801
Iron Mountain, Inc.	12,200	385,642
Kilroy Realty Corp.	4,600	379,822
Liberty Property Trust	7,200	451,080
Mid-America Apartment Communities, Inc.	4,900	672,329
Prologis, Inc.	27,535	2,557,451
Public Storage	6,677	1,494,046
Realty Income Corp.	14,121	1,107,228
Regency Centers Corp.	7,085	439,553
SBA Communications Corp.	4,807	1,199,635
UDR, Inc.	13,169	630,927
Ventas, Inc.	15,963	923,619
Welltower, Inc.	17,671	1,500,445

		27,015,196

Utilities – 0.9%
Alliant Energy Corp.	11,000	652,960
Avangrid, Inc.	2,547	135,653
Consolidated Edison, Inc.	14,361	1,349,934
Eversource Energy	14,158	1,308,766
National Grid PLC ADR	30,482	2,020,347
Pattern Energy Group, Inc., Class A	3,600	96,876
Red Electrica Corp. SA ADR	37,300	370,762
SSE PLC ADR	43,400	861,924

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

SECURITY	SHARES	VALUE

Utilities (Continued)
Terna Rete Elettrica Nazionale SpA ADR	20,500	$426,912

		7,224,134

Rights – 0.0%

Health Care – 0.0%
Bristol-Myers Squibb Co., Exp. 3/31/21 (a)	30,910	107,567

		107,567

Total Investments – 99.8% (Cost $602,847,521)		811,200,167

Other Assets, less liabilities – 0.2%		1,549,782

Net Assets – 100.0%		$812,749,949

(a) Non-income producing security.

Abbreviations

ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

Fund Performance and Holdings

The bar chart below provides information as of January 31, 2020, about the percentage of the Domini Impact Bond Fund’s portfolio holdings invested in various types of debt obligations:

PORTFOLIO COMPOSITION (% OF NET ASSETS) (Unaudited)

During periods of rising interest rates, bond funds can lose value. Some of the Fund’s community development investments may be unrated and may carry greater risks than the Fund’s other holdings. The Fund currently holds a large percentage of its portfolio in mortgage-backed securities. During periods of falling interest rates these securities may prepay the principal due, which may lower the Fund’s return by causing it to reinvest at lower interest rates.

Investments in derivatives can be volatile. Potential risks include currency risk, leverage risk (the risk that small market movements may result in large changes in the value of an investment), liquidity risk, index risk, pricing risk, and counterparty risk (the risk that the counterparty may be unwilling or unable to honor its obligations). TBA (To Be Announced) securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation, which can adversely affect the Fund’s returns.

The reduction or withdrawal of historical financial market support activities by the U.S. Government and Federal Reserve, or other governments/central banks could negatively impact financial markets generally, and increase market, liquidity and interest rate risks which could adversely affect the Fund’s returns.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

DOMINI IMPACT BOND FUND AVERAGE ANNUAL TOTAL RETURNS (Unaudited)

		Investor shares	Institutional shares[1]	Bloomberg Barclays U.S. Aggregate Index

As of 1/31/20	1 Year	9.70%	10.18%	9.64%

	5 Year	2.92%	3.22%	3.01%

	10 Year	3.00%	3.00%	3.79%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applies on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus date November 29, 2019, the Fund’s annual operating expenses totaled: 1.20% (gross)/0.87% (net) (Investor), 0.84% (gross)/0.57% (net) (Institutional), 0.89% (gross)/0.65% (net) (class Y) Domini Impact Investments LLC has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor, Institutional, and Class Y share expenses to 0.87%, 0.57%, and 0.65%, respectively, until November 30, 2020, absent an earlier modification by the Fund’s Board.

The table does not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Domini Impact Bond Fund is not a bank deposit and is not insured. You may lose money. The Fund is subject to market, recent events, impact investing, style, information, interest rate, and credit risks.

TBA (To Be Announced) securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation, which can adversely affect the Fund’s returns.

The Bloomberg Barclays U.S. Aggregate Index is an index representing securities that are U.S. domestic, taxable, and dollar denominated and covering the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities. You cannot invest directly in an index.

1Institutional shares were not offered prior to November 30, 2011. All performance information for time periods beginning prior to November 30, 2011, is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Institutional shares.

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

Security	Principal Amount*	Value
Long Term Investments – 115.0%
Mortgage Backed Securities – 66.5%
Agency Collateralized Mortgage Obligations – 3.7%
Federal Home Loan Mortgage Corp.
Series 3768, Class CB, 3.500%, 12/15/25	261,919	$271,558
Series 3800, Class CB, 3.500%, 2/15/26	383,000	403,971
Series 3806, Class L, 3.500%, 2/15/26	847,000	893,623
Series 3877, Class LM, 3.500%, 6/15/26	780,000	812,693
Federal National Mortgage Association
Series 2012-17, Class BC, 3.500%, 3/25/27	368,000	395,393
Series 2017-72, Class B, 3.000%, 9/25/47	150,341	156,164
Series 2017-72, Class CD, 3.000%, 9/25/47	157,895	163,560
Series 2018-72, Class BA, 3.500%, 7/25/54	224,551	233,434
Series 2020-1, Class AC, 3.500%, 8/25/58	557,000	583,632
Federal National Mortgage Association Connecticut Avenue Securities
Series C01, Class 1M2, 5.211%, (1 Month USD-LIBOR + 3.550%), 7/25/29 (a)	120,000	126,727
Series C07, Class 2M2, 6.011%, (1 Month USD-LIBOR + 4.350%), 5/25/29 (a)	190,988	202,436
FREMF Mortgage Trust
Series 2017-K64, Class B, 4.117%, 5/25/50 (a)(b)	70,000	76,027
Series 2017-K65, Class B, 4.214%, 7/25/50 (a)(b)	155,000	167,363
Series 2017-K66, Class B, 4.173%, 7/25/27 (a)(b)	136,000	147,150
Series 2017-K67, Class B, 4.079%, 9/25/49 (a)(b)	85,000	91,779
Series 2017-K68, Class B, 3.975%, 10/25/49 (a)(b)	90,000	96,567
Series 2017-K69, Class C, 3.854%, 10/25/49 (a)(b)	40,000	41,650
Series 2017-K71, Class B, 3.882%, 11/25/50 (a)(b)	220,000	234,432
Series 2017-K71, Class C, 3.882%, 11/25/50 (a)(b)	65,000	67,746
Series 2017-K725, Class B, 4.012%, 2/25/50 (a)(b)	100,000	104,872
Series 2017-K726, Class B, 4.108%, 7/25/49 (a)(b)	175,000	184,718
Series 2017-K729, Class B, 3.800%, 11/25/49 (a)(b)	250,000	261,144
Series 2017-K729, Class C, 3.800%, 11/25/49 (a)(b)	90,000	93,114
Series 2018-K154, Class B, 4.159%, 11/25/32 (a)(b)	67,000	68,359
Series 2018-KW07, Class B, 4.221%, 10/25/31 (a)(b)	461,000	473,247
STACR Trust, Series 2018-HRP1, Class M2, 3.311%, (1 Month USD-LIBOR + 1.650%), 4/25/43 (a)(b)	72,921	73,259

		6,424,618

Commercial Mortgage-Backed Securities – 4.4%
245 Park Avenue Trust, Series 2017-245P, Class A, 3.508%, 6/5/37 (b)	712,000	776,291
BWAY Mortgage Trust, Series 2013-1515, Class A1, 2.809%, 3/10/33 (b)	122,234	124,612
COMM Mortgage Trust
Series 2013-WWP, Class A2, 3.424%, 3/10/31 (b)	640,000	671,252
Series 2013-WWP, Class B, 3.726%, 3/10/31 (b)	644,000	680,993
CPT Mortgage Trust, Series 2019-CPT, Class A, 2.865%, 11/13/39 (b)	415,000	437,804

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

Security	Principal Amount*	Value
Commercial Mortgage-Backed Securities (Continued)
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class A, 2.376%, (1 Month USD-LIBOR + 0.700%), 7/15/32 (a)(b)	395,000	$395,091
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.835%, 8/10/38 (b)	1,000,000	1,044,563
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class A, 4.128%, 7/5/31 (b)	555,000	595,618
MAD Mortgage Trust, Series 2017-330M, Class A, 3.294%, 8/15/34 (a)(b)	729,000	754,258
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Class A4, 4.259%, 10/15/46 (a)	300,000	324,262
Series 2014-C15, Class A4, 4.051%, 4/15/47	300,000	324,790
Series 2014-C19, Class A4, 3.526%, 12/15/47	180,167	193,037
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 2.376%, (1 Month USD-LIBOR + 0.700%), 11/15/34 (a)(b)	531,000	531,005
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614%, 2/10/32 (b)	710,000	738,196

		7,591,772

Federal Home Loan Mortgage Corporation – 3.7%
Federal Home Loan Mortgage Corp.
2.500%, 8/1/27	52,097	53,188
2.500%, 11/1/27	137,553	140,754
2.883%, (12 Month USD-LIBOR + 1.635%), 10/1/43 (a)	193,666	198,312
3.000%, 1/1/27	186,984	193,259
3.000%, 7/1/42	69,499	72,222
3.000%, 5/1/45	445,873	463,008
3.500%, 12/1/32	236,567	248,916
3.500%, 6/1/48	2,367,298	2,458,790
4.000%, 2/1/37	57,102	60,825
4.000%, 8/1/39	51,757	55,797
4.000%, 10/1/39	105,139	113,285
4.000%, 10/1/39	84,360	90,907
4.000%, 11/1/39	47,405	51,103
4.000%, 10/1/40	134,807	145,776
4.000%, 11/1/40	164,704	177,578
4.000%, 11/1/40	22,894	24,683
4.000%, 11/1/40	18,567	20,039
4.000%, 12/1/40	78,195	84,311
4.000%, 6/1/41	12,006	12,603
4.500%, 4/1/35	112,805	123,354
4.500%, 9/1/35	157,586	172,115
4.500%, 7/1/36	104,529	114,352
4.500%, 6/1/39	246,748	269,875
4.500%, 9/1/40	38,549	42,168
4.500%, 2/1/41	77,722	85,018
5.000%, 8/1/33	18,833	20,912
5.000%, 10/1/33	10,204	11,187

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

Security	Principal Amount*	Value
Federal Home Loan Mortgage Corporation (Continued)
5.000%, 4/1/35	23,911	$26,565
5.000%, 7/1/35	155,891	173,193
5.000%, 7/1/35	27,121	30,134
5.000%, 1/1/37	96,206	106,861
5.000%, 7/1/40	79,081	87,865
5.000%, 4/1/41	65,042	72,315
5.500%, 12/1/36	103,919	117,381
5.500%, 8/1/40	139,272	156,421
6.000%, 8/1/36	15,957	18,392
6.000%, 7/1/39	92,267	106,356

		6,399,820

Federal National Mortgage Association – 36.6%
Federal National Mortgage Association
2.000%, 10/1/27	182,674	184,292
2.000%, 1/1/28	148,813	150,133
2.500%, 6/1/24	269,202	274,061
2.500%, 11/1/31	133,901	136,646
2.500%, 12/1/31	30,930	31,564
2.500%, 12/1/43	308,931	313,402
2.500%, 4/1/45	211,990	215,059
2.612%, (12 Month USD-LIBOR + 1.580%), 5/1/44 (a)	74,146	75,625
3.000%, 8/1/46	84,002	86,747
3.000%, 10/1/46	1,332,816	1,376,475
3.000%, 11/1/46	1,740,179	1,798,605
3.000%, 12/1/46	625,753	646,758
3.000%, 2/25/49	172,585	178,216
3.500%, 12/1/31	12,087	12,688
3.500%, 1/1/32	217,802	228,644
3.500%, 1/1/32	120,569	126,565
3.500%, 10/1/32	167,061	175,694
3.500%, 6/1/46	1,373,350	1,436,538
3.500%, 1/1/48	1,295,548	1,350,176
4.000%, 11/1/30	22,898	24,505
4.000%, 10/1/33	123,886	132,592
4.000%, 12/1/36	38,242	41,219
4.000%, 8/1/39	55,529	59,799
4.000%, 10/1/39	34,325	36,976
4.000%, 12/1/39	49,481	53,296
4.000%, 1/1/40	418,459	450,723
4.000%, 3/1/40	56,667	61,069
4.000%, 8/1/40	113,430	122,237
4.000%, 8/1/40	20,066	21,621
4.000%, 10/1/40	187,062	202,181
4.000%, 10/1/40	36,610	39,458
4.000%, 11/1/40	46,142	49,757
4.000%, 11/1/40	28,140	30,324
4.000%, 12/1/40	69,440	75,908

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

Security	Principal Amount*	Value
Federal National Mortgage Association (Continued)
4.000%, 2/1/41	95,468	$102,877
4.500%, 8/1/35	34,080	37,228
4.500%, 8/1/36	40,310	44,074
4.500%, 8/1/38	88,571	96,719
4.500%, 3/1/39	119,583	130,778
4.500%, 9/1/39	51,881	56,684
4.500%, 2/1/40	51,630	56,515
4.500%, 8/1/40	115,666	127,723
4.500%, 1/1/41	43,372	47,410
4.500%, 9/1/41	77,314	84,535
5.000%, 10/1/39	5,078	5,579
5.500%, 8/1/37	65,992	74,469
6.000%, 12/1/35	35,546	40,702
6.000%, 3/1/36	211,241	243,185
6.000%, 6/1/36	74,340	85,640
6.000%, 8/1/37	19,241	22,156
6.000%, 3/1/38	33,904	39,059
TBA 15 Yr, 2.500%, 2/15/35 (c)	2,600,000	2,646,922
TBA 15 Yr, 3.000%, 2/15/35 (c)	3,600,000	3,708,844
TBA 30 Yr, 3.000%, 2/15/50 (c)	32,200,000	32,932,338
TBA 30 Yr, 3.500%, 2/15/50 (c)	6,400,000	6,607,000
TBA 30 Yr, 4.000%, 2/15/50 (c)	5,800,000	6,060,094

		63,450,084

Government National Mortgage Association – 18.1%
Government National Mortgage Association
4.000%, 7/20/49	2,150,547	2,233,633
TBA 30 Yr, 3.000%, 2/20/50 (c)	22,100,000	22,730,195
TBA 30 Yr, 3.500%, 2/15/50 (c)	2,951,000	3,044,371
TBA 30 Yr, 3.500%, 3/23/50 (c)	2,349,000	2,421,122
TBA 30 Yr, 4.500%, 2/20/50 (c)	900,000	945,598

		31,374,919

Total Mortgage Backed Securities (Cost $113,620,624)		115,241,213

Corporate Bonds and Notes – 25.7%
Communications – 3.2%
Alibaba Group Holding, Ltd., 2.800%, 6/6/23	200,000	204,784
Amazon.com, Inc.
3.875%, 8/22/37	200,000	234,852
4.800%, 12/5/34	325,000	418,484
AT&T, Inc.
3.950%, 1/15/25	445,000	483,678
4.750%, 5/15/46	715,000	829,127
CBS Corp., 2.900%, 1/15/27	400,000	408,841

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

Security	Principal Amount*	Value
Communications (Continued)
Charter Communications Operating LLC/Charter Communications Operating Capital senior secured note
5.750%, 4/1/48	225,000	$269,468
6.484%, 10/23/45	300,000	390,368
Cox Communications, Inc.
3.150%, 8/15/24 (b)	165,000	172,722
3.850%, 2/1/25 (b)	10,000	10,750
4.800%, 2/1/35 (b)	250,000	291,692
eBay, Inc., 3.600%, 6/5/27	195,000	207,399
Gray Television, Inc., 5.875%, 7/15/26 (b)	200,000	209,620
Verizon Communications, Inc.
3.376%, 2/15/25	57,000	60,930
3.875%, 2/8/29	210,000	236,779
4.016%, 12/3/29	370,000	421,417
Vodafone Group PLC
4.375%, 2/19/43	400,000	446,167
6.150%, 2/27/37	185,000	250,464

		5,547,542

Consumer, Cyclical – 2.8%
Aptiv Corp., 4.150%, 3/15/24	401,000	431,752
AutoNation, Inc., 5.500%, 2/1/20	500,000	500,000
Core & Main L.P., 6.125%, 8/15/25 (b)	45,000	46,344
Home Depot, Inc. (The), 5.950%, 4/1/41	420,000	612,077
Lennar Corp., 4.125%, 1/15/22	245,000	251,867
Marriott International, Inc., 2.875%, 3/1/21	1,025,000	1,036,415
O’Reilly Automotive, Inc., 3.800%, 9/1/22	155,000	161,783
Starbucks Corp.
3.750%, 12/1/47	275,000	292,421
4.450%, 8/15/49	750,000	889,557
Toll Brothers Finance Corp., 4.350%, 2/15/28	600,000	633,209

		4,855,425

Consumer, Non-cyclical – 5.0%
Allina Health System, 4.805%, 11/15/45	291,000	373,322
Amgen, Inc., 3.200%, 11/2/27	525,000	564,761
Biogen, Inc., 5.200%, 9/15/45	400,000	497,725
Boston Medical Center Corp., 4.519%, 7/1/26	705,000	777,561
Bristol-Myers Squibb Co., 3.875%, 8/15/25 (b)	325,000	356,676
Children’s Hospital Corp. (The), 4.115%, 1/1/47	230,000	277,890
City of Hope, 5.623%, 11/15/43	250,000	351,974
Conservation Fund A Nonprofit Corp. (The), 3.474%, 12/15/29	800,000	824,354
Dignity Health
4.500%, 11/1/42	408,000	458,758
5.267%, 11/1/64	250,000	313,552
ERAC USA Finance LLC, 3.850%, 11/15/24 (b)	500,000	539,199
JM Smucker Co. (The), 4.250%, 3/15/35	380,000	427,304

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

Security	Principal Amount*	Value
Consumer, Non-cyclical (Continued)
Kaiser Foundation Hospitals, 3.150%, 5/1/27	185,000	$198,717
Memorial Sloan-Kettering Cancer Center
4.125%, 7/1/52	120,000	148,735
Series 2015, 4.200%, 7/1/55	10,000	12,556
New York and Presbyterian Hospital (The), 4.024%, 8/1/45	215,000	255,782
Northeastern University, 5.285%, 3/1/32	100,000	121,512
Ochsner Clinic Foundation, 5.897%, 5/15/45	400,000	558,915
Orlando Health Obligated Group, 4.416%, 10/1/44	395,000	478,312
Thermo Fisher Scientific, Inc., 4.150%, 2/1/24	265,000	287,496
Trinity Health Corp., 3.434%, 12/1/48	800,000	847,131

		8,672,232

Energy – 0.6%
Azure Power Solar Energy Pvt, Ltd., 5.650%, 12/24/24 (b)	500,000	517,348
Greenko Dutch BV, 5.250%, 7/24/24 (b)	545,000	553,788

		1,071,136

Financial – 10.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.500%, 5/26/22	775,000	798,360
AIA Group, Ltd., 4.500%, 3/16/46 (b)	325,000	398,173
Air Lease Corp., 3.625%, 12/1/27	500,000	530,566
American International Group, Inc., 3.900%, 4/1/26	380,000	414,041
American Tower Corp.
3.375%, 5/15/24	235,000	247,092
5.000%, 2/15/24	362,000	403,285
Aon PLC, 4.750%, 5/15/45	500,000	627,501
AXA SA, 8.600%, 12/15/30	400,000	593,270
Bank of America Corp.
Series MTN, 2.456%, (3 Month USD-LIBOR + 0.870%), 10/22/25 (a)	545,000	557,085
Series MTN, 3.124%, (3 Month USD-LIBOR + 1.160%), 1/20/23 (a)	725,000	742,568
BlueHub Loan Fund, Inc., 2.890%, 1/1/27	600,000	608,145
BNP Paribas SA, 3.800%, 1/10/24 (b)	245,000	260,856
Boston Properties L.P.
3.650%, 2/1/26	430,000	465,877
4.500%, 12/1/28	500,000	582,672
BPCE SA
3.000%, 5/22/22 (b)	250,000	255,904
4.875%, 4/1/26 (b)	500,000	563,381
Brandywine Operating Partnership L.P., 4.550%, 10/1/29	500,000	564,950
Capital One Financial Corp. subordinated note
3.750%, 7/28/26	80,000	85,250
3.750%, 3/9/27	80,000	86,773
4.200%, 10/29/25	155,000	169,406

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

Security	Principal Amount*	Value
Financial (Continued)
Citigroup, Inc., 3.352%, (3 Month USD-LIBOR + 0.8966%), 4/24/25 (a)	475,000	$500,105
Cooperatieve Rabobank UA
3.875%, 9/26/23 (b)	250,000	267,547
3.950%, 11/9/22	375,000	394,049
Credit Agricole SA, 4.125%, 1/10/27 (b)	510,000	561,622
Crown Castle International Corp., 3.700%, 6/15/26	300,000	324,211
Discover Financial Services, 3.750%, 3/4/25	325,000	347,121
Duke Realty L.P.
3.625%, 4/15/23	200,000	209,728
4.375%, 6/15/22	250,000	262,826
Fifth Third Bancorp, 8.250%, 3/1/38	425,000	692,509
Huntington Bancshares, Inc., 3.150%, 3/14/21	425,000	431,351
ING Groep NV
3.950%, 3/29/27	200,000	221,270
4.625%, 1/6/26 (b)	750,000	848,789
Kimco Realty Corp., 3.400%, 11/1/22	160,000	166,443
Liberty Property L.P., 3.250%, 10/1/26	165,000	176,890
Marsh & McLennan Cos., Inc., 3.300%, 3/14/23	100,000	104,343
Morgan Stanley
3.625%, 1/20/27	335,000	363,738
3.950%, 4/23/27	210,000	228,985
Nuveen Finance LLC, 4.125%, 11/1/24 (b)	160,000	176,165
Regency Centers L.P., 3.750%, 6/15/24	300,000	319,483
Reinsurance Group of America, Inc.
3.950%, 9/15/26	250,000	271,771
Series MTN, 4.700%, 9/15/23	164,000	179,505
SBA Tower Trust, 3.168%, 4/11/22 (b)	290,000	295,355
Standard Chartered PLC, 5.700%, 3/26/44 (b)	250,000	326,907
Truist Financial Corp., 3.875%, 3/19/29	575,000	643,763
U.S. Bancorp, 3.600%, 9/11/24	493,000	531,305
Ventas Realty L.P., 3.500%, 2/1/25	500,000	530,417

		18,331,353

Industrial – 1.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.250%, 9/15/22 (b)	260,000	263,898
CNH Industrial Capital LLC, 4.875%, 4/1/21	750,000	772,845
Illinois Tool Works, Inc., 4.875%, 9/15/41	175,000	233,864
Keysight Technologies, Inc., 4.550%, 10/30/24	500,000	553,924
Klabin Austria GmbH, 5.750%, 4/3/29 (b)	480,000	521,688
Ryder System, Inc., 2.500%, 5/11/20	145,000	145,167
WRKCo, Inc., 3.000%, 9/15/24	375,000	389,673

		2,881,059

Technology – 0.4%
Broadcom Corp/Broadcom Cayman Finance, Ltd., 3.625%, 1/15/24	355,000	371,634

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

Security	Principal Amount*	Value
Technology (Continued)
Micron Technology, Inc., 4.640%, 2/6/24	260,000	$283,906
Microsoft Corp., 3.700%, 8/8/46	5,000	5,892

		661,432

Utilities – 1.5%
Aegea Finance S.a.r.l., 5.750%, 10/10/24 (b)	370,000	390,966
Clearway Energy Operating LLC, 4.750%, 3/15/28 (b)	800,000	824,080
Consolidated Edison Co of New York, Inc., 4.125%, 5/15/49	750,000	891,810
Public Service Co. of Colorado, 4.100%, 6/15/48	420,000	516,316

		2,623,172

Total Corporate Bonds and Notes (Cost $40,559,067)		44,643,351

Municipal Bonds – 8.5%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 6.270%, 2/15/50	490,000	696,506
Bay Area Toll Authority, CA, Toll Bridge Revenue
6.918%, 4/1/40	125,000	192,963
7.043%, 4/1/50	325,000	564,268
California, 7.625%, 3/1/40	525,000	884,383
California Health Facilities Financing Authority, 2.984%, 6/1/29	760,000	795,674
Commonwealth Financing Authority, 2.758%, 6/1/30	850,000	888,683
Cook County Community High School District No. 228, IL, 5.019%, 12/1/41 (AGM)	435,000	565,248
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/24	500,000	528,940
Illinois
3.860%, 4/1/21	215,000	218,593
5.100%, 6/1/33	335,000	377,960
Indiana Finance Authority Revenue, 3.624%, 7/1/36	235,000	263,233
Inland Valley Development Agency, 5.500%, 3/1/24 (AGM)	70,000	78,947
Lancaster County Hospital Authority, PA, (Brethren Village)
5.000%, 7/1/24	165,000	182,767
5.000%, 7/1/25	135,000	151,463
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 3.887%, 5/15/38	140,000	158,141
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center)
3.968%, 7/1/27	205,000	228,093
4.168%, 7/1/29	40,000	45,738
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.000%, 10/1/22	100,000	108,897
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 6.432%, 10/1/35	420,000	570,881
Michigan Finance Authority, (City of Detroit)
2.491%, 4/1/20	250,000	250,243
2.741%, 4/1/21	320,000	323,702

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

Security	Principal Amount*		Value
Municipal Bonds (Continued)
New Jersey Turnpike Authority
7.102%, 1/1/41	225,000		$362,192
7.414%, 1/1/40	200,000		330,204
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.473%, 7/1/28	500,000		528,625
Oklahoma Development Finance Authority, (OU Medicine)
4.650%, 8/15/30 (AGM)	130,000		152,766
5.450%, 8/15/28	770,000		888,441
Oregon Health and Science University, 5.000%, 1/1/45	350,000		480,441
Pennsylvania Industrial Development Authority, 3.556%, 7/1/24 (b)	505,000		525,725
Philadelphia, PA, Water and Wastewater Revenue, 4.189%, 10/1/37	665,000		728,973
Sacramento, CA, 5.730%, 8/15/23 (NATL) (a)	340,000		376,302
San Bernardino County, CA, Pension Obligation Revenue, 6.020%, 8/1/23 (AGM)	245,000		267,893
Shelby County, Health, Educational and Housing Facilities Board, (Trezevant Manor Project)
4.000%, 9/1/21	250,000		249,653
4.000%, 9/1/22	250,000		249,025
Washington Housing Finance Commission, (Presbyterian Retirement Communities), 4.000%, 1/1/24	400,000		410,228
Washington Housing Finance Commission, (Transforming Age), 3.000%, 7/1/21	985,000		988,231

Total Municipal Bonds (Cost $13,395,685)			14,614,022

U.S. Government Agency Obligations – 5.8%
Federal Farm Credit Banks Funding Corp.
2.625%, 10/15/49	1,140,000		1,149,941
2.780%, 11/2/37	1,800,000		1,924,388
3.430%, 4/6/45	1,000,000		1,163,716
3.660%, 3/7/44	974,000		1,174,619
Federal National Mortgage Association , 5.625%, 7/15/37	3,086,000		4,678,676

Total U.S. Government Agencies (Cost $9,017,885)			10,091,340

Foreign Government & Agency Securities – 4.5%
City of Toronto Canada, 2.600%, 9/24/39	1,060,000	CAD	821,823
Hong Kong Government International Bond, 2.500%, 5/28/24 (b)	750,000		773,464
Japan Treasury Discount Bill, 0.000%, 2/10/20	500,000,000	JPY	4,613,311
Republic of Chile, 0.830%, 7/2/31	1,370,000	EUR	1,547,688

Total Foreign Government & Agency Securities (Cost $7,730,729)			7,756,286

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

Security	Principal Amount*		Value
Senior Floating Rate Interests – 2.9%
Communication Services – 0.3%
Sprint Communications, Inc. First Lien Term Loan B, 4.188%, (1 mo. USD LIBOR + 2.500%), 2/2/24	398,725		$393,865
Zayo Group, LLC Term Loan, 3.895%, (1 mo. USD LIBOR + 2.250%), 1/19/24	100,095		100,361

			494,226

Consumer Discretionary – 0.9%
American Builders & Contractors Supply Co., Inc. Term Loan, 3.645%, (1 mo. USD LIBOR + 2.000%), 1/15/27	498,750		500,057
Charter Communications Operating, LLC Term Loan B2, 3.400%, (1 mo. USD LIBOR + 1.750%), 2/1/27	289,603		291,172
Harbor Freight Tools USA, Inc. Term Loan B, 4.145%, (1 mo. USD LIBOR + 2.500%), 8/18/23	235,097		234,039
Mission Broadcasting, Inc. Term Loan B3, 4.031%, (1 mo. USD LIBOR + 2.250%), 1/17/24	27,104		27,182
Nexstar Broadcasting, Inc. Term Loan B3, 3.900%, (1 mo. USD LIBOR + 2.250%), 1/17/24	133,145		133,527
USI, Inc. Term Loan, 4.945%, (3 mo. USD LIBOR + 3.000%), 5/16/24	171,062		170,661
Wyndham Hotels & Resorts, Inc. Term Loan B, 3.395%, (1 mo. USD LIBOR + 1.750%), 5/30/25	128,375		129,358

			1,485,996

Consumer Staples – 0.1%
Coty Inc. Term Loan B, 3.942%, (1 mo. USD LIBOR + 2.250%), 4/7/25	204,267		202,990

			202,990

Financials – 0.1%
Iron Mountain, Inc. Term Loan B, 3.395%, (1 mo. USD LIBOR + 1.750%), 1/2/26	142,462		142,344

			142,344

Health Care – 0.1%
Nets Holding A/S Term Loan B1E, 3.250%, (3 mo. EUR EURIBOR + 3.250%), 2/6/25	176,389	EUR	195,889

			195,889

Information Technology – 0.2%
Blackhawk Network Holdings, Inc First Lien Term Loan, 4.645%, (1 mo. USD LIBOR + 3.000%), 6/15/25	177,300		177,787
SS&C Technologies Holdings Europe S.A.R.L. Term Loan B4, 3.395%, (1 mo. USD LIBOR + 1.750%), 4/16/25	48,315		48,440
SS&C Technologies Inc. Term Loan B3, 3.395%, (1 mo. USD LIBOR + 1.750%), 4/16/25	67,709		67,884

			294,111

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

Security	Principal Amount*	Value
Utilities – 1.2%
Adient US LLC Term Loan B, 6.182%, (3 mo. USD LIBOR + 4.250%), 5/6/24	223,875	$224,528
Almonde, Inc. First Lien Term Loan, 5.277%, (6 mo. USD LIBOR + 3.500%), 6/13/24	255,350	253,230
Altice France S.A. Term Loan B12, 5.364%, (1 mo. USD LIBOR + 3.688%), 1/31/26	475,892	475,047
CHG PPC Parent LLC Term Loan B, 4.395%, (1 mo. USD LIBOR + 2.750%), 3/31/25	98,500	99,116
Crown Finance US, Inc. Term Loan, 3.895%, (1 mo. USD LIBOR + 2.250%), 2/28/25	155,247	154,165
Diamond (BC) B.V. Term Loan, 4.777%, (3 mo. USD LIBOR + 3.000%), 9/6/24	147,000	143,141
Go Daddy Operating Company, LLC Term Loan, 3.395%, (1 mo. USD LIBOR + 1.750%), 2/15/24	187,090	187,777
MA FinanceCo., LLC Term Loan B3, 4.145%, (1 mo. USD LIBOR + 2.500%), 6/21/24	28,980	28,867
Russell Investments US Inst’l Holdco, Inc. Term Loan B, 4.895%, (1 mo. USD LIBOR + 3.250%), 6/1/23	399,226	400,474
Seattle Spinco, Inc. Term Loan B3, 4.145%, (1 mo. USD LIBOR + 2.500%), 6/21/24	195,711	194,947

		2,161,292

Total Senior Floating Rate Interests (Cost $4,978,871)		4,976,848

Asset Backed Securities – 0.8%
Carmax Auto Owner Trust
Series 2016-2, Class B, 2.160%, 12/15/21	135,000	135,172
Series 2016-2, Class C, 2.560%, 2/15/22	260,000	260,343
Series 2016-3, Class B, 1.900%, 4/15/22	95,000	95,121
Series 2016-3, Class C, 2.200%, 6/15/22	75,000	75,244
Series 2017-4, Class C, 2.700%, 10/16/23	250,000	254,073
CNH Equipment Trust Series 2016-C, Class B, 1.930%, 3/15/24	20,000	19,986
SBA Tower Trust Series 2014-2A, Class C, 3.869%, 10/15/49 (a)(b)	500,000	529,287

Total Asset Backed Securities (Cost $1,334,827)		1,369,226

Certificates of Deposit – 0.3%
Self-Help Credit Union, 2.200%, 6/25/21	100,000	100,759
Self-Help Federal Credit Union, 2.500%, 6/27/22	400,000	407,531

Total Certificates of Deposit (Cost $500,000)		508,290

Total Long Term Investments (Cost $191,137,688)		199,200,576

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

Security	Principal Amount*	Value
Short Term Investments – 23.3%
U.S. Government Agency Obligations – 23.3%
Federal Home Loan Bank Discount Notes
0.000%, 2/7/20	10,500,000	$10,498,203
0.000%, 2/28/20	12,000,000	11,987,167
0.000%, 3/25/20	12,000,000	11,973,650
0.000%, 4/8/20	5,000,000	4,985,917
0.000%, 5/1/20	1,000,000	996,187

Total Short Term Investments (Cost $40,437,534)		40,441,124

Total Investments – 138.3% (Cost $231,575,222)		239,641,700

Other Liabilities, less assets – (38.3)%		(66,426,429)

Net Assets – 100.0%		$173,215,271

* The principal amount is stated in U.S. dollars unless otherwise indicated.

(a) Floating/Variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b) Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2020, the aggregate value of these securities was $19,413,056, representing 11.2% of net assets.

(c) A portion or all of the security was purchased as a when issued or delayed delivery security.

Abbreviations

TBA — To Be Announced

AGM — Assured Guaranty Municipal Corporation

NATL — National Public Finance Guarantee Corporation

CAD — Canadian Dollar

EUR — Euro

JPY — Japanese Yen

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

At January 31, 2020, the Fund had the following forward currency contracts outstanding.

Currency	Counterparty	Contract Type	Settlement Date	Quantity	Value	Unrealized Appreciation (Depreciation)

Canadian Dollar	Royal Bank Of Canada	Sell	3/18/20	1,052,000	$795,406	$4,093

Euro	Citibank, N.A.	Sell	2/28/20	181,000	200,879	(1,091)

Euro	Citibank, N.A.	Sell	3/18/20	1,370,000	1,522,257	7,129

Japanese Yen	JP Morgan Chase Bank N.A.	Sell	2/10/20	500,000,000	4,614,647	43,383

						$53,514

At January 31, 2020, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Notional Amount	Value	Expiration Date	Unrealized Appreciation (Depreciation)

Euro Bund (Short)	10	$(1,000,000)	$(1,939,794)	3/6/20	$(35,197)

					$(35,197)

At January 31, 2020, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Receive Fixed rate 2.500% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	3/21/48	$770,000	$145,996	$94,081	$51,915

Receive Fixed rate 2.590% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	2/5/24	8,940,000	442,891	237,687	205,204

Pay fixed rate 1.769% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	10/30/29	445,000	(12,647)	-	(12,647)

Pay fixed rate 1.766% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	10/30/29	405,000	(11,380)	-	(11,380)

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay fixed rate 1.727% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	10/29/29	$890,000	$(21,810)	$-	$(21,810)

Pay fixed rate 1.721% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	10/29/29	535,000	(12,816)	-	(12,816)

Pay fixed rate 1.716% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	10/29/29	275,000	(6,462)	-	(6,462)

Pay fixed rate 1.765% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	10/30/29	450,000	(12,603)	-	(12,603)

Pay fixed rate 1.770% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	10/30/29	410,000	(11,690)	-	(11,690)

Receive Fixed rate 1.430% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	8/28/29	1,790,000	(3,983)	-	(3,983)

Pay fixed rate 1.780% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	1/9/30	1,910,000	(55,530)	(2,070)	(53,460)

Pay fixed rate 1.495% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	1/28/25	1,880,000	(14,866)	-	(14,866)

Pay fixed rate 1.428% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	1/28/25	1,881,000	(8,983)	-	(8,983)

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay fixed rate 1.463% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	1/30/25	$945,000	$(6,111)	$-	$(6,111)

Pay fixed rate 1.468% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	1/30/25	945,000	(6,340)	-	(6,340)

Pay fixed rate 1.433% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	1/31/25	1,880,000	(9,391)	-	(9,391)

Pay fixed rate 1.500% Receive Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	2/28/27	2,565,000	(21,939)	(12,468)	(9,471)

Receive Fixed rate 1.940% Pay Floating rate 3 month USD BBA LIBOR	Morgan Stanley LCH	11/8/49	1,715,000	108,090	5,126	102,964

					$322,356	$158,070

At January 31, 2020, the Fund had the following OTC interest rate swap contracts outstanding.

	Rate Type
Counterparty	Payments made by the Fund	Payments received by the Fund	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Deutsche Bank AG	1.898%	USA-CPI-U	7/15/24	$3,088,000	$14,584	$-	$14,584

						$-	$14,584

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (Unaudited)

At January 31, 2020, the Fund had the following centrally cleared credit default swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount(a)	Value(b)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Buy Protection (c):

CDX-NAHY Series 33, Version 2, 5 Year Index, fixed rate 5.000% (d)	Morgan Stanley ICE	12/20/24	$143,550	$(11,871)	$(13,711)	$1,840

					$(13,711)	$1,840

(a) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap and deliver/(take delivery) of the referenced obligation or underlying securities comprising the referenced index or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(d) Ratings of Moody’s/S&P — B1/B+

Abbreviations

LCH — London Clearing House

ICE — Intercontinental Exchange

USA-CPI-U — USA Consumer Price Index Urban Consumers NSA

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI FUNDS EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Domini Funds, you incur two types of costs:

(1) Transaction costs such as redemption fees deducted from any redemption or exchange proceeds if you sell or exchange shares of the fund after holding them less than 30 days and sales charges (loads) on Class A shares and

(2) Ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on August 1, 2019 and held through January 31, 2020.

Certain Account Fees

Some accounts are subject to recurring annual service fees and maintenance fees that are not included in the expenses shown in the table. If your account was subject to these fees, then the actual account values at the end of the period would be lower and the actual expense would be higher. You may avoid the annual service fee by choosing paperless electronic delivery of statements, prospectuses, shareholder reports and other materials.

Actual Expenses

The line of the table captioned ‘‘Actual Expenses’’ below provides information about actual account value and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000.

(2) Multiply your result in step 1 by the number in the first line under the heading ‘‘Expenses Paid During Period’’ in the table.

The result equals the estimated expenses you paid on your account during the period.

Hypothetical Expenses

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Expenses	Beginning Account Value as of 8/1/2019	Ending Account value as of 1/31/2020	Expenses Paid During Period 8/1/2019 – 1/31/2020
Domini Impact International Equity Fund Investor Shares	Actual Expenses	$1,000.00	$1,044.60	$7.09[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,018.20	$7.00[1]
Domini Impact International Equity Fund Class A Shares	Actual Expenses	$1,000.00	$1,043.60	$7.35[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,017.95	$7.25[1]
Domini Impact International Equity Fund Institutional Shares	Actual Expenses	$1,000.00	$1,045.90	$5.04[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.21	$4.98[1]
Domini Impact International Equity Fund Class Y Shares	Actual Expenses	$1,000.00	$1,044.80	$5.71[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.56	$5.63[1]
Domini Impact Equity Fund Investor Shares	Actual Expenses	$1,000.00	$1,108.60	$5.78[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.66	$5.53[2]
Domini Impact Equity Fund Class A Shares	Actual Expenses	$1,000.00	$1,108.90	$5.78[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.66	$5.53[2]
Domini Impact Equity Fund Institutional Shares	Actual Expenses	$1,000.00	$1,110.70	$3.93[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.42	$3.76[2]
Domini Impact Equity Fund Class R Shares	Actual Expenses	$1,000.00	$1,110.40	$4.24[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.11	$4.06[2]

Fund Name	Expenses	Beginning Account Value as of 8/1/2019	Ending Account value as of 1/31/2020	Expenses Paid During Period 8/1/2019 – 1/31/2020
Domini Impact Bond Fund Investor Shares	Actual Expenses	$1,000.00	$1,038.30	$4.46[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.76	$4.42[3]
Domini Impact Bond Fund Institutional Shares	Actual Expenses	$1,000.00	$1,040.90	$2.92[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,022.27	$2.90[3]

1Expenses are equal to the Fund’s annualized expense ratio of 1.38% for Investor shares, or 1.43% for Class A shares, or 0.98% for Institutional shares, or 1.11% for Class Y shares, multiplied by average account value over the period, multiplied by 184, and divided by 366.

2Expenses are equal to the Fund’s annualized expense ratio of 1.09% for Investor shares, or 1.09% for Class A shares, or 0.74% for Institutional shares, or 0.80% for Class R shares, multiplied by average account value over the period, multiplied by 184, and divided by 366.

3Expenses are equal to the Fund’s annualized expense ratio of 0.87% for Investor shares, or 0.57% for Institutional shares, multiplied by average account value over the period, multiplied by 184, and divided by 366.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2020 (Unaudited)

	Domini Impact International Equity Fund	Domini Impact Equity Fund
ASSETS
Investments, at value (cost $1,055,302,604 and $602,847,521, respectively)	$1,161,529,302	$811,200,167
Cash	22,877,859	841,699
Foreign currency, at value (cost $1,574,018 and $45,423, respectively)	1,566,499	45,412
Receivable for securities sold	4,514,740	1,135,339
Receivable for capital shares	3,579,149	58,930
Dividend receivable	1,091,596	883,816
Tax reclaim receivable	2,315,991	76,873

Total assets	1,197,475,136	814,242,236

LIABILITIES
Payable for securities purchased	8,681,931	-
Payable for capital shares	1,123,860	598,846
Management/Sponsorship fee payable	906,738	452,601
Other accrued expenses	706,368	437,482
Foreign tax payable	329,378	3,358

Total liabilities	11,748,275	1,492,287

NET ASSETS	$1,185,726,861	$812,749,949

NET ASSETS CONSISTS OF
Paid-in Capital	$1,204,972,335	$603,327,574
Total distributable earnings (loss)	(19,245,474)	209,422,375

NET ASSETS	$1,185,726,861	$812,749,949

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	$426,523,889	$688,532,693

Outstanding shares of beneficial interest	54,163,866	28,190,207

Net asset value and offering price per share*	$7.87	$24.42

Class A Shares
Net assets	$25,777,391	$5,866,411

Outstanding shares of beneficial interest	3,066,420	240,389

Net asset value*	$8.41	$24.40

Maximum offering price per share (net asset value per share / (1-4.75%))	$8.83	$25.62

Institutional Shares
Net assets	$535,250,472	$103,800,169

Outstanding shares of beneficial interest	68,616,284	4,271,667

Net asset value and offering price per share*	$7.80	$24.30

Class R Shares
Net assets	$-	$14,550,676

Outstanding shares of beneficial interest	-	598,308

Net asset value and offering price per share*	$-	$24.32

Class Y Shares
Net assets	$198,175,109	$-

Outstanding shares of beneficial interest	25,372,339	-

Net Asset Value And Offering Price Per Share*	$7.81	$-

* Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

For the Six Months Ended January 31, 2020 (Unaudited)

	Domini Impact International Equity Fund	Domini Impact Equity Fund
INCOME
Dividends (net of foreign taxes $827,723 and $40,833, respectively)	$10,067,245	$6,585,291
Interest income	13,484	1,599

Investment Income	10,080,729	6,586,890

EXPENSES
Management/Sponsorship fees	5,353,570	2,545,937
Distribution fees – Investor Shares	539,541	822,598
Distribution fees – Class A Shares	33,054	7,978
Transfer agent fees – Investor Shares	400,812	396,544
Transfer agent fees – Class A Shares	49,457	4,452
Transfer agent fees – Institutional Shares	1,997	1,548
Transfer agent fees – Class R Shares	-	1,913
Transfer agent fees – Class Y Shares	73,817	-
Custody and Accounting fees	389,618	81,782
Registration fees – Investor Shares	16,994	13,536
Registration fees – Class A Shares	15,642	14,324
Registration fees – Institutional Shares	16,011	14,662
Registration fees – Class R Shares	-	19,790
Registration fees – Class Y Shares	14,190	-
Professional fees	42,939	27,297
Trustees fees	31,050	24,025
Shareholder Communication fees	29,393	31,820
Shareholder Service fees – Investor Shares	19,940	23,381
Shareholder Service fees – Class A Shares	4,008	229
Shareholder Service fees – Institutional Shares	331	65
Shareholder Service fees – Class R Shares	-	61
Shareholder Service fees – Class Y Shares	18	-
Miscellaneous	2,603	61,012

Total expenses	7,034,985	4,092,954

Fees waived and expenses reimbursed	(79,706)	(41,622)
Transfer agent credits	(1,098)	(1,100)

Net expenses	6,954,181	4,050,232

NET INVESTMENT INCOME (LOSS)	3,126,548	2,536,658

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	38,872	1,834,613
Foreign currency	(42,949)	(752)

Net realized gain (loss)	(4,077)	1,833,861

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	49,581,044	77,039,933
Translation of assets and liabilities in foreign currencies	43,850	(30)

Net change in unrealized appreciation (depreciation)	49,624,894	77,039,903

NET REALIZED AND UNREALIZED GAIN (LOSS)	49,620,817	78,873,764

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$52,747,365	$81,410,422

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,126,548	$26,743,684
Net realized gain (loss)	(4,077)	(103,322,449)
Net change in unrealized appreciation (depreciation)	49,624,894	(24,024,512)

Net Increase (Decrease) in Net Assets Resulting from Operations	52,747,365	(100,603,277)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(11,113,787)	(24,163,150)
Class A Shares	(528,371)	(1,460,369)
Institutional Shares	(16,980,431)	(29,162,105)
Class Y Shares	(5,670,750)	(7,093,471)

Net Decrease in Net Assets from Distributions	(34,293,339)	(61,879,095)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	191,101,626	676,424,309
Net asset value of shares issued in reinvestment of distributions and dividends	27,442,829	46,072,573
Payments for shares redeemed	(272,174,881)	(753,471,348)
Redemption fees	5,992	5,202

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(53,624,434)	(30,969,264)

Total Increase (Decrease) in Net Assets	(35,170,408)	(193,451,636)

NET ASSETS
Beginning of period	$1,220,897,269	$1,414,348,905

End of period	$1,185,726,861	$1,220,897,269

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,536,658	$7,664,039
Net realized gain (loss)	1,833,861	23,806,945
Net change in unrealized appreciation (depreciation)	77,039,903	11,825,925

Net Increase (Decrease) in Net Assets Resulting from Operations	81,410,422	43,296,909

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(13,575,696)	(71,979,925)
Class A Shares	(127,658)	(768,457)
Institutional Shares	(2,439,630)	(13,430,821)
Class R Shares	(360,581)	(2,084,463)

Net Decrease in Net Assets from Distributions	(16,503,565)	(88,263,666)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	13,935,815	31,531,132
Net asset value of shares issued in reinvestment of distributions and dividends	15,530,430	82,374,138
Payments for shares redeemed	(50,541,466)	(115,143,001)
Redemption fees	3,468	1,250

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(21,071,753)	(1,236,481)

Total Increase (Decrease) in Net Assets	43,835,104	(46,203,238)

NET ASSETS
Beginning of period	$768,914,845	$815,118,083

End of period	$812,749,949	$768,914,845

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31,
			2019		2018		2017		2016		2015
For a share outstanding for the period:
Net asset value, beginning of period	$7.74		$8.72		$8.76		$7.38		$8.05		$8.26

Income from investment operations:
Net investment income (loss)	0.02		0.15		0.16		0.15		0.12		0.13
Net realized and unrealized gain (loss) on investments	0.32		(0.77)		0.02		1.35		(0.53)		0.20

Total income (loss) from investment operations	0.34		(0.62)		0.18		1.50		(0.41)		0.33

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.21)		(0.13)		(0.22)		(0.12)		(0.07)		(0.11)
Distributions to shareholders from net realized gain	-		(0.23)		-		-		(0.19)		(0.43)

Total distributions	(0.21)		(0.36)		(0.22)		(0.12)		(0.26)		(0.54)

Redemption fee proceeds [1]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$7.87		$7.74		$8.72		$8.76		$7.38		$8.05

Total return [3]	4.46%		-6.81%		2.08%		20.61%		-5.12%		4.65%
Portfolio turnover	40%		77%		68%		73%		89%		88%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$427		$432		$612		$595		$385		$320
Ratio of expenses to average net assets	1.38%	[4,5]	1.41%	[4]	1.41%		1.46%		1.52%		1.59%
Ratio of gross expenses to average net assets	1.40%		1.41%		1.41%		1.46%		1.52%		1.59%
Ratio of net investment income (loss) to average net assets	0.28%		1.70%		1.81%		2.06%		1.59%		1.32%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.41% for the year ended July 31, 2019 and 1.38% for the period ended January 31, 2020.

5 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31,
			2019		2018		2017		2016		2015
For a share outstanding for the period:
Net asset value, beginning of period	$8.22		$9.18		$9.21		$7.76		$8.45		$8.64

Income from investment operations:
Net investment income (loss)	0.04		0.34		0.15		0.14		0.11		0.14
Net realized and unrealized gain (loss) on investments	0.32		(0.99)		0.04		1.43		(0.54)		0.21

Total income (loss) from investment operations	0.36		(0.65)		0.19		1.57		(0.43)		0.35

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.17)		(0.08)		(0.22)		(0.12)		(0.07)		(0.11)
Distributions to shareholders from net realized gain	-		(0.23)		-		-		(0.19)		(0.43)

Total distributions	(0.17)		(0.31)		(0.22)		(0.12)		(0.26)		(0.54)

Redemption fee proceeds [1]	-		0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$8.41		$8.22		$9.18		$9.21		$7.76		$8.45

Total return [3]	4.36%		-6.83%		2.00%		20.44%		-5.07%		4.71%
Portfolio turnover	40%		77%		68%		73%		89%		88%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$26		$27		$81		$85		$55		$51
Ratio of expenses to average net assets	1.43%	[4,5]	1.43%	[4]	1.47%		1.52%	[5]	1.53%	[5]	1.57%	[5]
Ratio of gross expenses to average net assets	1.65%		1.43%		1.47%		1.53%		1.59%		1.68%
Ratio of net investment income (loss) to average net assets	0.23%		1.41%		1.63%		1.99%		1.47%		1.46%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Total return does not reflect sales commissions and is not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.43% for the year ended July 31, 2019 and 1.43% for the period ended January 31, 2020.

5 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31,
			2019		2018		2017		2016		2015
For a share outstanding for the period:
Net asset value, beginning of period	$7.69		$8.70		$8.74		$7.39		$8.07		$8.28

Income from investment operations:
Net investment income (loss)	0.03		0.18		0.18		0.19		0.15		0.16
Net realized and unrealized gain (loss) on investments	0.33		(0.78)		0.05		1.32		(0.54)		0.21

Total income (loss) from investment operations	0.36		(0.60)		0.23		1.51		(0.39)		0.37

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.25)		(0.18)		(0.27)		(0.16)		(0.10)		(0.15)
Distributions to shareholders from net realized gain	-		(0.23)		-		-		(0.19)		(0.43)

Total distributions	(0.25)		(0.41)		(0.27)		(0.16)		(0.29)		(0.58)

Redemption fee proceeds [1]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$7.80		$7.69		$8.70		$8.74		$7.39		$8.07

Total return [3]	4.59%		-6.49%		2.58%		20.80%		-4.74%		5.24%
Portfolio turnover	40%		77%		68%		73%		89%		88%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$535		$524		$580		$384		$167		$61
Ratio of expenses to average net assets	0.98%	[4]	1.01%	[4]	1.02%		1.07%		1.10%		1.15%
Ratio of gross expenses to average net assets	0.98%		1.01%		1.02%		1.07%		1.10%		1.15%
Ratio of net investment income (loss) to average net assets	0.67%		2.30%		2.22%		2.82%		2.22%		1.78%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.01% for the year ended July 31, 2019 and 0.98% for the period ended January 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — CLASS Y SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31,
			2019		2018
For a share outstanding for the period:
Net asset value, beginning of period	$7.70		$8.71		$8.56

Income from investment operations:
Net investment income (loss)	0.06		0.23		-
Net realized and unrealized gain (loss) on investments	0.29		(0.83)		0.15

Total income (loss) from investment operations	0.35		(0.60)		0.15

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.24)		(0.18)		-
Distributions to shareholders from net realized gain	-		(0.23)		-

Total Distributions	(0.24)		(0.41)		-

Redemption fee proceeds	-		-		-

Net asset value, end of period	$7.81		$7.70		$8.71

Total return [1]	4.48%		-6.50%		1.75%
Portfolio turnover	40%		77%		68%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$198		$238		$142
Ratio of expenses to average net assets	1.11%	[2]	1.13%	[2]	1.13%
Ratio of gross expenses to average net assets	1.11%		1.13%		1.13%
Ratio of net investment income (loss) to average net assets	0.64%		2.81%		0.32%

1 Not annualized for periods less than one year.

2 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.13% for the year ended July 31, 2019 and 1.11% for the period ended January 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31,
			2019		2018		2017^		2016^		2015^
For a share outstanding for the period:
Net asset value, beginning of period	$22.48		$24.18		$23.18	^	$20.76		$22.70		$23.42

Income from investment operations:
Net investment income (loss)	0.08		0.18		0.27	[1]	0.21	[1]	0.45		0.26	[1]
Net realized and unrealized gain (loss) on investments	2.34		0.81		2.09	[1]	2.69		(1.04)		0.93

Total income (loss) from investment operations	2.42		0.99		2.36		2.90		(0.59)		1.19

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.02)		(0.21)		(0.17)	^	(0.12)		(0.24)		(0.18)
Distributions to shareholders from net realized gain	(0.46)		(2.48)		(1.19)	^	(0.36)		(1.10)		(1.73)
Tax return of capital [1]	-		-		-		-		(0.01)		-

Total distributions	(0.48)		(2.69)		(1.36)		(0.48)		(1.35)		(1.91)

Redemption fee proceeds [1]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$24.42		$22.48		$24.18		$23.18		$20.76		$22.70

Total return [3]	10.86%		6.31%		10.32%		14.07%		-2.47%		5.21%
Portfolio turnover	7%		95%		78%		85%		91%		103%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$689		$643		$669		$675		$656		$752
Ratio of expenses to average net assets	1.09%	[4,5]	1.07%	[4,5]	1.10%		1.14%		1.14%		1.16%
Ratio of gross expenses to average net assets	1.09%		1.09%		1.10%		1.14%		1.14%		1.16%
Ratio of net investment income (loss) to average net assets	0.60%		0.96%		1.15%		0.94%		2.06%		1.10%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.07% for the year ended July 31, 2019 and 1.09% for the period ended January 31, 2020.

5 Reflects a waiver of fees by the Manager, the Sponsor, and the Distributor of the Fund.

^ All per share amounts and net asset values have been adjusted as a result of the 1.9988601 for 1 share split on January 26, 2018 (see Note 4).

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31,
			2019		2018		2017^		2016^		2015^
For a share outstanding for the period:
Net asset value, beginning of period	$22.46		$24.17		$33.41	^	$34.01		$48.90		$64.35

Income from investment operations:
Net investment income (loss)	0.07	[1]	0.23		0.31	[1]	0.32	[1]	1.53		0.56	[1]
Net realized and unrealized gain (loss) on investments	2.36		0.75		2.84	[1]	4.14		(3.19)		2.45

Total income (loss) from investment operations	2.43		0.98		3.15		4.46		(1.66)		3.01

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.03)		(0.21)		(1.35)	^	(1.72)		(3.02)		(2.41)
Distributions to shareholders from net realized gain	(0.46)		(2.48)		(11.04)	^	(3.34)		(10.21)		(16.05)
Tax return of capital [1]	-		-		-		-		(0.00)	[2]	-

Total distributions	(0.49)		(2.69)		(12.39)		(5.06)		(13.23)		(18.46)

Redemption fee proceeds [1]	-		0.00	[2]	-		-		-		-

Net asset value, end of period	$24.40		$22.46		$24.17		$33.41		$34.01		$48.90

Total return [3]	10.89%		6.28%		10.36%		13.97%		-2.61%		5.19%
Portfolio turnover	7%		95%		78%		85%		91%		103%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$6		$7		$7		$8		$8		$11
Ratio of expenses to average net assets	1.09%	[4,5]	1.09%	[4,5]	1.12%	[5]	1.16%	[5]	1.18%	[5]	1.18%	[5]
Ratio of gross expenses to average net assets	1.55%		1.43%		1.38%		1.46%		1.41%		1.39%
Ratio of net investment income (loss) to average net assets	0.59%		0.95%		1.14%		0.92%		2.00%		1.06%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Total return does not reflect sales commissions and is not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.09% for the year ended July 31, 2019 and 1.09% for the period ended January 31, 2020.

5 Reflects a waiver of fees by the Manager, the Sponsor, and the Distributor of the Fund.

^ All per share amounts and net asset values have been adjusted as a result of the 0.2155310 for 1 reverse share split on January 26, 2018 (see Note 4).

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31,
			2019		2018		2017		2016		2015
For a share outstanding for the period:
Net asset value, beginning of period	$22.41		$24.18		$24.46		$22.40		$25.95		$28.49

Income from investment operations:
Net investment income (loss)	0.11	[1]	0.08		0.37		0.31	[1]	0.55		0.40	[1]
Net realized and unrealized gain (loss) on investments	2.35		0.98		2.17		2.87		(1.20)		1.11

Total income (loss) from investment operations	2.46		1.06		2.54		3.18		(0.65)		1.51

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.11)		(0.35)		(0.44)		(0.40)		(0.70)		(0.59)
Distributions to shareholders from net realized gain	(0.46)		(2.48)		(2.38)		(0.72)		(2.20)		(3.46)
Tax return of capital [1]	-		-		-		-		(0.00)	[2]	-

Total distributions	(0.57)		(2.83)		(2.82)		(1.12)		(2.90)		(4.05)

Redemption fee proceeds [1]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$24.30		$22.41		$24.18		$24.46		$22.40		$25.95

Total return [3]	11.07%		6.69%		10.68%		14.51%		-2.14%		5.56%
Portfolio turnover	7%		95%		78%		85%		91%		103%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$104		$99		$120		$157		$205		$237
Ratio of expenses to average net assets	0.74%	[4,5]	0.74%	[4,5]	0.74%	[5]	0.79%		0.80%	[5]	0.80%	[5]
Ratio of gross expenses to average net assets	0.74%		0.76%		0.76%		0.79%		0.81%		0.80%
Ratio of net investment income (loss) to average net assets	0.94%		1.31%		1.52%		1.31%		2.40%		1.47%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.74% for the year ended July 31, 2019 and 0.74% for the period ended January 31, 2020.

5 Reflects a waiver of fees by the Manager, and the Sponsor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — CLASS R SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31,
			2019		2018		2017^		2016^		2015^
For a share outstanding for the period:
Net asset value, beginning of period	$22.42		$24.18		$37.86	^	$39.86		$60.43		$82.35

Income from investment operations:
Net investment income (loss)	0.10	[1]	3.04		0.41	[1]	0.51	[1]	3.15		0.961
Net realized and unrealized gain (loss) on investments	2.35		(2.00)		3.21	[1]	4.69		(5.08)		3.15

Total income (loss) from investment operations	2.45		1.04		3.62		5.20		(1.93)		4.11

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.09)		(0.32)		(2.00)	^	(2.57)		(4.50)		(3.79)
Distributions to shareholders from net realized gain	(0.46)		(2.48)		(15.30)	^	(4.63)		(14.14)		(22.24)
Tax return of capital [1]	-		-		-		-		(0.00)	[2]	-

Total distributions	(0.55)		(2.80)		(17.30)		(7.20)		(18.64)		(26.03)

Redemption fee proceeds [1]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$24.32		$22.42		$24.18		$37.86		$39.86		$60.43

Total return [3]	11.04%		6.62%		10.71%		14.20%		-2.22%		5.55%
Portfolio turnover	7%		95%		78%		85%		91%		103%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$15		$20		$18		$21		$44		$55
Ratio of expenses to average net assets	0.80%	[4,5]	0.80%	[4,5]	0.80%	[5]	0.83%	[5]	0.82%		0.85%
Ratio of gross expenses to average net assets	0.95%		0.88%		0.84%		0.85%		0.82%		0.85%
Ratio of net investment income (loss) to average net assets	0.88%		1.23%		1.46%		1.28%		2.39%		1.41%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.80% for the year ended July 31, 2019 and 0.80% for the period ended January 31, 2020.

5 Reflects a waiver of fees by the Manager, and the Sponsor of the Fund.

^ All per share amounts and net asset values have been adjusted as a result of the 0.1555580 for 1 reverse share split on January 26, 2018 (see Note 4).

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2020 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises three separate series: Domini Impact International Equity Fund, Domini Impact Equity Fund, and Domini Impact Bond Fund (each the “Fund,” collectively the “Funds”). The financial statements of the Domini Impact Bond Fund are included on page 80 of this report. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”. The Domini Impact International Equity Fund offers Investor shares, Class A shares, Institutional shares and Class Y shares. Class A, Institutional and Class Y shares of the Domini Impact International Equity Fund were not offered prior to November 28, 2008, November 30, 2012, and June 15, 2018 respectively. The Domini Impact Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. Class R shares of the Domini Impact Equity Fund commenced on November 28, 2003. Class A and Institutional shares of the Domini Impact Equity Fund commenced on November 28, 2008. The Investor shares, Institutional shares, Class R shares and Class Y shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, and fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. Class Y shares may only be purchased through omnibus accounts held on the books of the Fund for financial intermediaries that have been approved by the Funds’ distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R, Institutional and Class Y shares are not subject to distribution and service fees.

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of January 31, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Communication Services	$-	$62,416,491	$-	$62,416,491
Consumer Discretionary	21,458,358	140,928,567	-	162,386,925
Consumer Staples	26,278,119	71,958,502	-	98,236,621
Financials	6,006,938	225,233,878	-	231,240,816
Health Care	11,053,801	171,958,610	-	183,012,411
Industrials	5,554,136	144,266,687	-	149,820,823
Information Technology	16,238,989	100,643,235	-	116,882,224
Materials	-	69,373,124	-	69,373,124
Real Estate	1,312,995	76,538,209	-	77,851,204
Utilities	5,942,472	4,366,191	-	10,308,663

Total	$93,845,808	$1,067,683,494	$-	$1,161,529,302

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of January 31, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Communication Services	$94,177,524	$-	$-	$94,177,524
Consumer Discretionary	94,336,990	-	-	94,336,990
Consumer Staples	52,763,863	-	-	52,763,863
Energy	905,034	-	-	905,034
Financials	96,027,185	-	-	96,027,185
Health Care	119,952,115	-	-	119,952,115
Industrials	57,590,284	-	-	57,590,284
Information Technology	245,113,805	-	-	245,113,805
Materials	15,986,470	-	-	15,986,470
Real Estate	27,015,196	-	-	27,015,196
Utilities	7,224,134	-	-	7,224,134
Rights
Health Care	107,567	-	-	107,567

Total	$811,200,167	$-	$-	$811,200,167

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

(C) Foreign Currency Contracts. When the Funds purchase or sell foreign securities, they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. The Domini Impact Equity Fund had no open foreign currency spot contracts and the Domini Impact International Equity Fund had $3,597,878 outstanding as of January 31, 2020.

(D) Investment Transactions, Investment Income and Dividends to Shareholders. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds. The Funds earn income daily, net of Fund expenses. Dividends to shareholders of the Domini Impact International Equity Fund are usually declared and paid semiannually from net investment income. Dividends to shareholders of the Domini Impact Equity Fund are usually declared and paid quarterly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(E) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of January 31, 2020, tax years 2016 through 2019 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

(F) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Funds. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

(G) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(H) Transfer Agent Credits. Per the arrangement with the Funds’ transfer agent, BNY Mellon Investment Servicing (U.S.) Inc., the Funds have arrangements whereby they may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the Funds include earnings credits as an expense offset in the Statement of Operations. For the six months ended January 31, 2020, Transfer agency fees of the Funds, under these arrangements, were reduced as follows:

Domini Impact International Equity Fund Investor Shares	$899

Domini Impact International Equity Fund Class A Shares	184

Domini Impact International Equity Fund Institutional Shares	14

Domini Impact International Equity Fund Class Y Shares	1

Domini Impact Equity Fund Investor Shares	1,081

Domini Impact Equity Fund Class A Shares	11

Domini Impact Equity Fund Institutional Shares	3

Domini Impact Equity Fund Class R Shares	5

(I) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager/Sponsor. The Funds have retained Domini Impact Investments LLC (Domini) to serve as investment manager and administrator. Domini is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Funds. For its services under the Management Agreements, Domini receives from each Fund a fee accrued daily and paid

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

monthly at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Impact International Equity Fund	1.00% of the first $250 million of net assets managed,
(prior to May 1, 2017)	0.94% of the next $250 million of net assets managed, and
0.88% of net assets managed in excess of $500 million

(effective May 1, 2017)	0.97% of the first $250 million of net assets managed,
0.92% of the next $250 million of net assets managed, and
0.855% of the next $500 million of net assets managed
0.83% of net assets managed in excess of $1 billion

Domini Impact Equity Fund	0.30% of the first $2 billion of net assets managed,
(prior to May 1, 2017)	0.29% of the next $1 billion of net assets managed, and
0.28% of net assets managed in excess of $3 billion

(May 1, 2017 to November 30, 2018)	0.245% of the first $250 million of net assets managed,
0.24% of the next $250 million of net assets managed, and
0.235% of the next $500 million of net assets managed
0.23% of net assets managed in excess of $1 billion

(effective December 1, 2018)	0.20% of the first $2 billion of net assets managed,
0.19% of the next $1 billion of net assets managed, and
0.18% of net assets managed in excess of $3 billion

Pursuant to a Sponsorship Agreement (with respect to the Domini Impact Equity Fund) Domini provides the Fund with the administrative personnel and services necessary to operate the Fund. In addition to general administrative services and facilities for the Fund similar to those provided by Domini under the Management Agreements, Domini answers questions from the general public and the media regarding the securities holdings of the Fund. For these services and facilities, Domini receives fees accrued daily and paid monthly from the Fund at the annual rate below of the respective Fund’s average daily net assets before any fee waivers:

Domini Impact Equity Fund	0.45% of the first $2 billion of net assets managed,
0.44% of the next $1 billion of net assets managed, and
0.43% of net assets managed in excess of $3 billion

Effective November 29, 2019, Domini has contractually agreed to reduce its fees and/or reimburse certain ordinary operating expenses (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses) in order to limit Class A and Class Y share expenses of the Domini Impact International Equity Fund (International Fund) to 1.43% and 1.15%, respectively, until November 30, 2020, absent an earlier modification by the Board of Trustees which oversee the Fund. Effective July 23, 2018, Domini agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses of the International Fund (excluding brokerage fees and

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

commissions, interest, taxes, and other extraordinary expenses), at no greater than 1.15% of the average daily net assets of the Class Y shares of the Fund through November 30, 2019, absent an earlier modification by Fund’s Board. Effective June 15, 2018, Domini agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses of the International Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 1.43% of the average daily net assets of the Class A shares of the Fund through November 30, 2019, absent an earlier modification by the Fund’s Board. For the period from November 30, 2017, through June 14, 2018, Domini agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 1.51% of the average daily net assets of the Class A shares of the International Fund, absent an earlier modification by the Board of Trustees which oversee the Funds. For periods prior to November 30, 2017, Domini contractually agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 1.60%, 1.57%, and 1.27% of the average daily net assets of the Investor, Class A, and Institutional shares of the International Fund, respectively, absent an earlier modification by the Board of Trustees which oversee the Fund.

Effective November 29, 2019, Domini has contractually agreed to reduce its fees and/or reimburse certain ordinary operating expenses (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses) in order to limit Investor, Class A, Institutional, and Class R share expenses of the Domini Impact Equity Fund (Equity Fund) to 1.09%, 1.09%, 0.74%, and 0.80%, respectively, until November 30, 2020, absent an earlier modification by the Board of Trustees which oversee the Fund. Effective December 1, 2018, Domini agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses of the Equity Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 1.09%, 1.09%, 0.74% and 0.80% of the average daily net assets of the Investor shares, Class A shares, Institutional shares and Class R shares of the Fund, respectively. For the period from June 15, 2018, through November 30, 2019, Domini contractually agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 1.09% of the average daily net assets of the Class A shares of the Equity Fund, respectively, absent an earlier modification by the Board of Trustees

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

which oversee the Fund. For the period from November 30, 2017, through November 30, 2018, Domini contractually agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 1.12%, and 0.74% of the average daily net assets of the Class A and Institutional shares of the Equity Fund, respectively, absent an earlier modification of the Board of Trustees which oversee the Fund. For the period from November 30, 2017 through November 30, 2018, Domini contractually agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 0.74% of the average daily net assets of the Institutional shares of the Equity Fund, respectively, absent an earlier modification by the Board of Trustees which oversee the Fund. For periods prior to November 30, 2017, Domini contractually agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 1.25%, 1.18%, 0.80%, and 0.90% of the average daily net assets of the Investor, Class A, Institutional, and Class R shares of the Equity Fund, respectively, absent an earlier modification by the Board of Trustees which oversee the Fund.

For the six months ended January 31, 2020, Domini waived fees and reimbursed expenses as follows:

	FEES WAIVED	EXPENSES REIMBURSED

Domini Impact International Equity Fund	$-	$79,706
Domini Impact Equity Fund	-	33,645

Fees waived and/or expenses reimbursed under the Expense Limitation Agreement are only recoverable by Domini and/or its affiliates in the current fiscal year to the extent actual Fund expenses are less than the contractual expense cap during such year.

As of January 31, 2020, Domini owned less than 1% of any class of the outstanding shares of each Fund.

(B) Submanager. Domini, and not the Funds, pays a portion of the management fee it receives from each Fund to the applicable submanager as compensation for subadvisory services to the Fund.

Wellington Management Company LLP (Wellington Management), a Delaware limited liability partnership, provides investment submanagement services to the

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

Domini Impact International Equity Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini. For its services under the Submanagement Agreement, Wellington Management receives: 0.50% of the first $300 million of net assets managed; 0.425% of the next $700 million of net assets managed; and 0.400% of net assets managed in excess of $1 billion. For the six months ended January 31, 2020, Domini paid Wellington Management $2,649,235.

SSGA Funds Management, Inc. (SSGA), provides investment submanagement services to the Domini Impact Equity Fund (Equity Fund) on a day-to-day basis pursuant to a Submanagement Agreement with Domini. For its services under the Submanagement Agreement, SSGA receives: 0.030% of the first $500 million of average daily net assets managed; 0.020% of the next $1.0 billion of average daily net assets managed; and 0.010% of average daily net assets managed in excess of $1.5 billion (Subject to a $175,000 annual minimum). For the period from November 30, 2006 through November 30, 2018, Wellington Management provided investment submanagement services to the Fund. For its services under the Submanagement Agreement, Wellington Management received: 0.25% of the first $250 million of net assets managed; 0.20% of the next $250 million of net assets managed; and 0.175% of net assets managed in excess of $500 million. For the six months ended January 31, 2020, Domini paid SSGA $103,473.

(C) Distributor. The Board of Trustees of the Funds has adopted a Distribution Plan with respect to the Funds’ Investor shares and Class A shares in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSIL), acts as agent of the Funds in connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Funds pay expenses incurred in connection with the sale of Investor shares and Class A shares and pay DSIL a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares and Class A shares. For the six months ended January 31, 2020, fees waived were as follows:

FEES WAIVED
Domini Impact International Equity Fund Investor Shares	$-
Domini Impact International Equity Fund Class A Shares	-
Domini Impact Equity Fund Investor Shares	-
Domini Impact Equity Fund Class A Shares	7,977

DSIL, the Funds’ Distributor, has received commissions related to the sales of fund shares. For the six months ended January 31, 2020, DSIL received $689,

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

and $485 from the Domini Impact International Equity Fund Class A Shares, and the Domini Impact Equity Fund Class A shares, respectively.

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services with respect to the Domini Impact Equity Fund, and Domini Impact International Equity Fund and their shareholders, which services were previously provided by BNY Asset Servicing (“BNY”) or another fulfillment and mail service provider and are supplemental to services currently provided by BNY, pursuant to a transfer agency agreement between each Fund and BNY. For these services, Domini receives fees from each Fund paid monthly at an annual rate of $4.00 per active account. For the six months ended January 31, 2020, there were no fees waived.

(E) Trustees and Officers. Each of the Independent Trustees received an annual retainer for serving as a Trustee of the Trust of $28,000. The Lead Independent Trustee and Chair of the Audit Committee receive an additional chairperson fee of $5,000. Each Independent Trustee also receives $2,000 for attendance at each meeting of the Board of the Trust (reduced to $1,000 in the event that a Trustee participates at an in-person meeting by telephone). In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings. These expenses are allocated on a pro-rata basis to each shares class of a Fund according to their respective net assets.

As of January 31, 2020, all Trustees and officers of the Trust as a group owned less than 1% of each Fund’s outstanding shares.

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2020, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASE	SALES
Domini Impact International Equity Fund	$473,183,388	$564,932,223
Domini Impact Equity Fund	51,504,551	89,987,382

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

4. SHARES OF BENEFICIAL INTEREST

At January 31, 2020, there was an unlimited number of shares authorized ($0.00001 par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31, 2019
	Shares	Amount	Shares	Amount

Domini Impact International Equity Fund

Investor Shares
Shares sold	7,918,206	$62,176,829	24,303,904	$190,673,932
Shares issued in reinvestment of dividends and distributions	1,249,596	10,096,732	3,091,753	22,137,191
Shares redeemed	(10,781,494)	(84,868,344)	(41,786,713)	(323,770,731)
Redemption fees	-	5,931	-	805

Net decrease	(1,613,692)	$(12,588,852)	(14,391,056)	$(110,958,803)

Class A Shares
Shares sold	143,506	$1,202,291	967,602	$8,251,715
Shares issued in reinvestment of dividends and distributions	55,690	480,602	177,655	1,348,666
Shares redeemed	(432,022)	(3,592,202)	(6,684,078)	(53,663,751)
Redemption fees	-	-	-	124

Net decrease	(232,826)	$(1,909,309)	(5,538,821)	$(44,063,246)

Institutional Shares
Shares sold	8,660,597	$67,719,476	33,570,307	$259,151,456
Shares issued in reinvestment of dividends and distributions	1,525,183	12,201,461	3,069,246	21,899,374
Shares redeemed	(9,695,409)	(76,071,656)	(35,175,817)	(270,160,153)
Redemption fees	-	61	-	4,273

Net increase	490,371	$3,849,342	1,463,736	$10,894,950

Class Y Shares
Shares sold	7,689,532	$60,003,030	28,384,340	$218,347,206
Shares issued in reinvestment of dividends and distributions	581,550	4,664,034	89,854	687,342
Shares redeemed	(13,808,737)	(107,642,679)	(13,816,929)	(105,876,713)
Redemption fees	-	-	-	-

Net decrease (increase)	(5,537,655)	$(42,975,615)	14,657,265	$113,157,835

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31, 2019
	Shares	Amount	Shares	Amount

Total
Shares sold	24,411,841	$191,101,626	87,226,153	$676,424,309
Shares issued in reinvestment of dividends and distributions	3,412,019	27,442,829	6,428,508	46,072,573
Shares redeemed	(34,717,662)	(272,174,881)	(97,463,537)	(753,471,348)
Redemption fees	-	5,992	-	5,202

Net decrease	(6,893,802)	$(53,624,434)	(3,808,876)	$(30,969,264)

As approved by the Board of Trustees, the Domini Impact Equity Fund Investor Shares effected a 1.9988601 for 1 share split and the Domini Impact Equity Fund Class A Shares and Domini Impact Equity Fund R Shares effected a 0.2155310 for 1 and 0.1555580 for 1 reverse share split, respectively on January 26, 2018. The net asset value of each share class increased or decreased proportionately at that time.

	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31, 2019
	Shares	Amount	Shares	Amount

Domini Impact Equity Fund

Investor Shares
Shares sold	363,679	$8,479,036	879,355	$19,126,285
Shares issued in reinvestment of dividends and distributions	557,554	13,228,929	3,661,035	69,217,851
Shares redeemed	(1,343,107)	(31,120,487)	(3,591,902)	(78,754,646)
Redemption fees	-	3,099	-	445

Net decrease (increase)	(421,874)	$(9,409,423)	948,488	$9,589,935

Class A Shares
Shares sold	3,855	$90,163	42,283	$898,425
Shares issued in reinvestment of dividends and distributions	5,034	119,287	31,521	597,049
Shares redeemed	(78,523)	(1,795,871)	(72,624)	(1,633,260)
Redemption fees	-	-	-	681

Net decrease (increase)	(69,634)	$(1,586,421)	1,180	$(137,105)

Institutional Shares
Shares sold	157,356	$3,724,688	352,336	$7,669,099
Shares issued in reinvestment of dividends and distributions	77,234	1,821,833	555,983	10,479,770
Shares redeemed	(373,203)	(8,674,814)	(1,475,974)	(31,469,527)
Redemption fees	-	282	-	119

Net decrease	(138,613)	$(3,128,011)	(567,655)	$(13,320,539)

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31, 2019
	Shares	Amount	Shares	Amount

Class R Shares
Shares sold	71,441	$1,641,928	172,370	$3,837,323
Shares issued in reinvestment of dividends and distributions	15,282	360,381	110,110	2,079,468
Shares redeemed	(379,487)	(8,950,294)	(154,772)	(3,285,568)
Redemption fees	-	87	-	5

Net decrease (increase)	(292,764)	$(6,947,898)	127,708	$2,631,228

Total
Shares sold	596,331	$13,935,815	1,446,344	$31,531,132
Shares issued in reinvestment of dividends and distributions	655,104	15,530,430	4,358,649	82,374,138
Shares redeemed	(2,174,320)	(50,541,466)	(5,295,272)	(115,143,001)
Redemption fees	-	3,468	-	1,250

Net decrease (increase)	(922,885)	$(21,071,753)	509,721	$(1,236,481)

5. FEDERAL TAX STATUS

The tax basis of the components of net assets for the Funds at July 31, 2019, are as follows:

	Domini Impact International Equity Fund	Domini Impact Equity Fund
Undistributed Ordinary Income	$34,293,912	$385,594
Undistributed capital gains	-	15,320,007
Unrealized appreciation/(depreciation)	33,899,831	128,809,917
Capital losses, other losses and other temporary differences	(105,893,243)	-

Distributable net earnings/(deficit)	$(37,699,500)	$144,515,518

The difference between components of Distributable Earnings on a tax basis and the amounts reflected in the statement of assets and liabilities is primarily due to differences in book and tax policies. For the year ended July 31, 2019, the Funds made the following reclassification to the components of net assets to align financial reporting with tax reporting:

	Domini Impact International Equity Fund	Domini Impact Equity Fund
Paid-in Capital	$(3)	$-
Undistributed net investment income (loss)	1,574,618	(59,718)
Accumulated Net Realized Gain (Losses)	(1,574,615)	59,718

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

To the extent that the Funds realize net capital gains in the future, those gains may be offset by any unused net capital loss carryforwards. The Funds are permitted to carry forward a net capital loss from any taxable year that began on or before December 22, 2010 for eight years following the year of the loss. The Funds are permitted to carry forward net capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited time period. Carryforwards of losses from taxable years that began after December 22, 2010, along with any other capital losses deferred and treated as recognized in any such year, are required to be utilized prior to carryforwards of losses incurred in taxable years that began on or before December 22, 2010. As a result of this ordering rule, carryforwards of losses from taxable years that began on or before December 22, 2010 may be more likely to expire unused. Losses from taxable years that begin after December 22, 2010 that are carried forward will retain their character as either short-term or long-term capital losses. As of July 31, 2019, the Domini Impact Equity Fund had a short-term capital loss carryover of $69,035,664 and long-term capital loss carryover of $36,857,579.

For federal income tax purposes, dividends paid were characterized as follows:

	Domini Impact International Equity Fund		Domini Impact Equity Fund
	Year Ended July 31,		Year Ended July 31,
	2019	2018	2019	2018

Ordinary income	$25,106,722	$33,891,806	$21,310,037	$12,405,096
Long-term capital gain	36,772,373	-	66,953,629	54,018,023

Total	$61,879,095	$33,891,806	$88,263,666	$66,423,119

The Funds are subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or unrealized appreciation on securities held or for excise tax on income and capital gains.

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

6. OTHER RISKS

The Funds’ risks include, but are not limited to, some or all of the risks discussed below:

Market Risk: The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, recessions, the spread of infectious illness or other public health issues, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. If the market values of the securities or other assets held by the Funds fall, including a complete loss on any individual security, the value of your investment will go down. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Funds invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Funds’ investments may be negatively affected.

Recent Events Risk: The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Funds’ investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

Impact Investing Risk: The application of the adviser’s environmental and social standards and the timing of the subadviser’s implementation of such standards will affect the Fund’s exposure to certain issuers, industries, sectors,

DOMINI IMPACT INTERNATIONAL EQUITY FUND

DOMINI IMPACT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

regions, and countries and may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor.

Information Risk: There is a risk that information used by the adviser to evaluate the environmental and social performance of issuers, industries, markets, sectors, and regions may not be readily available, complete, or accurate, which could negatively impact the adviser’s ability to apply its environmental and social standards, which may negatively impact Fund performance. This may also lead the Funds to avoid investment in certain issuers, industries, markets, sectors, or regions.

Foreign Investing and Emerging Markets Risk: Investments in foreign regions may be more volatile and less liquid than U.S. investments due to adverse political, social, and economic developments, such as nationalization or expropriation of assets, confiscatory taxation, terrorism and political or financial instability; regulatory differences, such as accounting, auditing, and financial reporting standards and practices; natural disasters; and the degree of government oversight and supervision. With respect to the Domini Impact International Equity Fund, these risks may be heightened in connection with investments in emerging-market countries.

Portfolio Management Risk: With respect to the Equity Fund, the value of your investment may decrease if the Adviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results. In addition, the Equity Fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the Adviser and could have an adverse effect on the value or performance of the Equity Fund.

Style Risk: With respect to the International Fund, the value of your investment may decrease if the subadviser’s quantitative investment approach does not respond well to current market conditions or its judgment regarding the quality, value, or market trends affecting a particular security, industry, sector, or region is incorrect. The subadviser’s quantitative model relies upon a complex software system, and failure of the system to function or the presence of software errors could have an adverse impact on the value of International Fund performance.

DOMINI IMPACT BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2020 (Unaudited)

ASSETS
Investments, at value (cost $231,575,222)	$239,641,700
Cash	13,425,339
Foreign currency, at value (cost $12,407)	12,472
Receivable for securities sold	9,506,758
Interest receivable	819,240
Collateral on certain derivative contracts	165,320
Premium received for swap contracts	308,645
Receivable for variation margin swaps	503,227
Receivable for capital shares	1,251,145
Cash held at other banks (cost $58,448)	58,443
Unrealized appreciation on OTC swap contracts	14,584
Unrealized appreciation on forward currency contracts	54,605

Total assets	265,761,478

LIABILITIES
Payable for securities purchased	91,357,799
Payable for variation margins swaps	278,307
Payable for capital shares	164,865
Cash due to broker (cost $515,648)	515,567
Management fee payable	82,062
Distribution fee payable	29,811
Other accrued expenses	35,602
Dividend payable	45,623
Payable for variation margins futures	35,185
Unrealized depreciation on forward currency contracts	1,091
Foreign tax payable	295

Total liabilities	92,546,207

NET ASSETS	$173,215,271

NET ASSETS CONSISTS OF
Paid-in capital	$165,036,757
Total distributable earnings (loss)	8,178,514

NET ASSETS	$173,215,271

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	131,294,605

Outstanding shares of beneficial interest	11,142,613

Net asset value and offering price per share*	$11.78

Institutional Shares
Net assets	41,920,666

Outstanding shares of beneficial interest	3,581,441

Net asset value and offering price per share*	$11.70

* Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2020 (Unaudited)

INCOME
Interest income	$2,336,146

EXPENSES
Management fee	261,791
Administrative fee	203,781
Distribution fees – Investor shares	155,884
Transfer agent fees – Investor shares	99,298
Transfer agent fees – Institutional shares	482
Custody and Accounting fees	70,218
Professional fees	9,529
Registration fees – Investor shares	9,723
Registration fees – Institutional shares	14,216
Shareholder Communication fees	616
Miscellaneous	14,189
Trustees fees	4,143
Shareholder Service fees – Investor shares	5,486
Shareholder Service fees – Institutional shares	41

Total expenses	849,397
Fees waived and expenses reimbursed	(197,202)
Transfer agent credits	(253)

Net expenses	651,942

NET INVESTMENT INCOME (LOSS)	1,684,204

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM
Investments	1,411,668
Swap contracts	(541,586)
Futures contracts	(39,158)
Forward contracts	55,465
Foreign currency	31,523

Net realized gain (loss)	917,912

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM
Investments	2,942,412
Swap contracts	768,046
Futures contracts	(7,482)
Forward contracts	53,961
Translation of assets and liabilities in foreign currencies	191

Net change in unrealized appreciation (depreciation)	3,757,128

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,675,040

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,359,244

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,684,204	$3,784,465
Net realized gain (loss)	917,912	27,122
Net change in unrealized appreciation (depreciation)	3,757,128	6,819,008

Net Increase (Decrease) in Net Assets Resulting from Operations	6,359,244	10,630,595

DISTRIBUTIONS TO SHAREHOLDERS
Investor shares	(1,260,368)	(3,063,693)
Institutional shares	(444,792)	(678,202)
Tax return of capital distribution
Investor Shares	-	(212,844)
Institutional Shares	-	(65,315)

Net Decrease in Net Assets from Distributions	(1,705,160)	(4,020,054)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	21,182,398	51,634,024
Net asset value of shares issued in reinvestment of distributions and dividends	1,432,906	3,641,521
Payments for shares redeemed	(12,177,124)	(60,280,384)
Redemption fees	2,827	1,618

Net Increase (Decrease) in Net Assets from Capital Share Transactions	10,441,007	(5,003,221)

Total Increase (Decrease) in Net Assets	15,095,091	1,607,320
NET ASSETS
Beginning of period	$158,120,180	$156,512,860

End of period	$173,215,271	$158,120,180

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31,
			2019		2018		2017		2016		2015
For a share outstanding for the period:
Net asset value, beginning of period	$11.46		$10.92		$11.26		$11.60		$11.16		$11.24

Income from investment operations:
Net investment income (loss)	0.12		0.28		0.26		0.23		0.24		0.17
Net realized and unrealized gain (loss) on investments	0.32		0.55		(0.33)		(0.29)		0.50		(0.07)

Total income (loss) from investment operations	0.44		0.83		(0.07)		(0.06)		0.74		0.10

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.12)		(0.27)		(0.26)		(0.23)		(0.24)		(0.17)
Distributions to shareholders from net realized gain	-		-		(0.01)		(0.05)		(0.06)		(0.01)
Tax return of capital [1]	-		(0.02)		-		(0.00)	[2]	-		-

Total distributions	(0.12)		(0.29)		(0.27)		(0.28)		(0.30)		(0.18)

Redemption fee proceeds [1]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$11.78		$11.46		$10.92		$11.26		$11.60		$11.16

Total return [3]	3.83%		7.77%		-0.74%		-0.32%		6.73%		0.89%
Portfolio turnover	189%		319%		326%		386%		297%		348%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$131		$121		$144		$143		$144		$129
Ratio of expenses to average net assets	0.87%[4,5]		0.87%[4,5]		0.87%[5]		0.93%[5]		0.93%[5]		0.95%[5]
Ratio of gross expenses to average net assets	1.12%		1.20%		1.14%		1.16%		1.19%		1.24%
Ratio of net investment income (loss) to average net assets	2.00%		2.55%		2.37%		2.06%		2.13%		1.52%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.87% for the year ended July 31, 2019 and 0.87% for the period ended January 31, 2020.

5 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31,
			2019		2018		2017		2016		2015
For a share outstanding for the period:
Net asset value, beginning of period	$11.38		$10.89		$11.23		$11.57		$11.14		$11.23

Income from investment operations:
Net investment income (loss)	0.13		0.33		0.30		0.27		0.27		0.20
Net realized and unrealized gain (loss) on investments	0.32		0.53		(0.34)		(0.29)		0.49		(0.09)

Total income (loss) from investment operations	0.45		0.86		(0.04)		(0.02)		0.76		0.11
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.13)		(0.34)		(0.29)		(0.27)		(0.27)		(0.20)
Distributions to shareholders from net realized gain	-		-		(0.01)		(0.05)		(0.06)		(0.01)
Tax return of capital [1]	-		(0.03)		-		(0.00)	[2]	-		-

Total distributions	(0.13)		(0.37)		(0.30)		(0.32)		(0.33)		(0.21)

Redemption fee proceeds [1]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.01

Net asset value, end of period	$11.70		$11.38		$10.89		$11.23		$11.57		$11.14

Total return [3]	4.09%		8.06%		-0.36%		-0.13%		6.96%		1.10%
Portfolio turnover	189%		319%		326%		386%		297%		348%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$42		$37		$13		$6		$3		$2
Ratio of expenses to average net assets	0.57%[4,5]		0.57%[4,5]		0.57%[5]		0.62%[5]		0.63%[5]		0.65%[5]
Ratio of gross expenses to average net assets	0.78%		0.84%		1.03%		1.02%		1.22%		1.07%
Ratio of net investment income (loss) to average net assets	2.29%		2.84%		2.67%		2.38%		2.46%		1.79%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.57% for the year ended July 31, 2019 and 0.57% for the period ended January 31, 2020.

5 Reflects a waiver of fees by the Manager of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2020 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Impact Bond Fund (the “Fund”) is a series of the Domini Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”. The Fund offers Investor Shares, Institutional Shares and Class Y shares. Institutional shares and Class Y shares were not offered prior to November 30, 2011, and June 15, 2018, respectively. As of January 31, 2020, the Class Y shares of the Bond Fund had not yet commenced operations. Each class of shares is sold at its offering price, which is net asset value. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, and fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Class Y shares may only be purchased through omnibus accounts held on the books of the Fund for financial intermediaries that have been approved by the Funds’ distributor. Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional shares are not subject to distribution fees. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund. Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

The Fund follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Assets:

Long Term Investments in Securities:
Mortgage Backed Securities	$-	$115,241,213	$-	$115,241,213
Corporate Bonds and Notes	-	44,643,351	-	44,643,351
Municipal Bonds	-	14,614,022	-	14,614,022
U.S. Government Agency Obligations	-	10,091,340	-	10,091,340
Foreign Government & Agency Securities	-	7,756,286	-	7,756,286
Senior Floating Rate Interests	-	4,976,848	-	4,976,848
Asset Backed Securities	-	1,369,226	-	1,369,226
Certificates of Deposit	-	508,290	-	508,290

Total Long Term Investments	$-	$199,200,576	$-	$199,200,576

Short Term Investments in Securities:
U.S. Government Agency Obligations	-	40,441,124	-	40,441,124

Total Short Term Investments	$-	$40,441,124	$-	$40,441,124

Total Investment in Securities	$-	$239,641,700	$-	$239,641,700

Other Financial Instruments:
Forward Currency Contracts-	-	54,605	-	54,605
Credit Default Swap - CCP	-	1,840	-	1,840
Interest Rate Swap - CCP	-	360,083	-	360,083
Interest Rate Swap - OTC	-	14,584	-	14,584

Total Other Financial Instruments	$-	$431,112	$-	$431,112

Liabilities:

Other Financial Instruments:
Forward Currency Contracts	-	(1,091)	-	(1,091)
Futures	-	(35,197)	-	(35,197)
Interest Rate Swap - CCP	-	(202,013)	-	(202,013)

Total Other Financial Instruments	$-	$(238,301)	$-	$(238,301)

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. The Fund had no outstanding open foreign currency spot contracts as of January 31, 2020.

(D) Securities Purchased on a When-Issued or Delayed Delivery Basis. The Fund may invest in when-issued or delayed delivery securities where the price of the security is fixed at the time of the commitment but delivery and payment take place beyond customary settlement time. These securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained in the transaction, which could result in an unrealized loss at the time of delivery. The Fund establishes a segregated account consisting of liquid securities equal to the amount of the commitments to purchase securities on such basis.

(E) TBA Purchase and Forward Sale Commitments. The Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves and involve a

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

risk of loss if the value of the security to be purchase or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets.

(F) Derivative Financial Instruments. The Fund may invest in derivatives in order to hedge market risks, or to seek to increase the Fund’s income or gain. Derivatives in certain circumstances may require that the Fund segregate cash or other liquid assets to the extent the Fund’s obligations are not otherwise covered through ownership of the underlying security, financial instrument, or currency. Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity, and the risk that the use of derivatives could result in greater losses than if it had not been used. Some derivative transactions, including options, swaps, forward contracts, and options on foreign currencies, are entered into directly by the counterparties or through financial institutions acting as market makers (OTC derivatives), rather than being traded on exchanges or in markets registered with the Commodity Futures Trading Commission or the SEC.

(G) Option Contracts. The Fund may purchase or write option contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific number of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. The Fund had no purchased option contracts outstanding as of January 31, 2020.

(H) Futures Contracts. The Fund may purchase and sell futures contracts based on various securities, securities indexes, and other financial instruments and indexes. The Fund intends to use futures contracts for hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security or financial instrument at a specified future time and at a specified price. When the Fund purchases or sells a futures contract, the Fund must allocate certain of its assets as an initial deposit on the contract. The futures contract is marked to market daily thereafter, and the Fund may be required to pay or entitled to receive

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

additional “variation margin,” based on decrease or increase in the value of the futures contract. Future contracts outstanding at January 31, 2020 are listed in the Fund’s Portfolio of Investments.

(I) Forward Currency Contracts. The Fund may enter into forward currency contracts with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to generate income or gain. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risk may exceed amounts recognized on the Statement of Assets and Liabilities. Forward currency contracts outstanding at January 31, 2020 are listed in the Fund’s Portfolio of Investments.

(J) Interest Rate Swap Contracts. The Fund may enter into interest rate swap contracts to hedge interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change on an OTC interest rate swap is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Daily fluctuations in the value of centrally cleared interest rate swaps are settled though a central clearing agent and are recorded in variation margin on the Statement of Assets and Liabilities and recorded as unrealized gain or loss. OTC and centrally cleared interest rate swap contracts outstanding at January 31, 2020, are listed in the Fund’s Portfolio of Investments.

(K) Credit Default Swap Contracts. The Fund may enter into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statements of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Statements of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statements of Operations. OTC and centrally cleared credit default swap contracts outstanding at January 31, 2020 are listed in the Fund’s Portfolio of Investments.

(L) Master Agreements. The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s portfolio. Collateral can be in the form of cash or other marketable securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the counterparty include certain deteriorations in the credit quality of the

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA Master Agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

In a centrally cleared swap, while the Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. The Fund is still exposed to the counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

(M) Investment Transactions, Investment Income, and Dividends to Shareholders. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. The Fund earns income daily, net of Fund expenses. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(N) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of January 31, 2020, tax years

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

(O) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Fund. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

(P) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(Q) Transfer Agent Credits. Per the arrangement with the Fund’s transfer agent, BNY Mellon Investment Servicing (U.S.) Inc., the Fund has arrangements whereby it may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agent fees. For financial reporting purposes, the Fund includes earnings credits as an expense offset in the Statement of Operations. For the six months ended January 31, 2020, transfer agent fees of the Fund, under these arrangements, were reduced as follows:

Domini Impact Bond Fund Investor Shares	$251

Domini Impact Bond Fund Institutional Shares	$2

(R) Indemnification. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager/Administrator. The Fund has retained Domini Impact Investments LLC (Domini) to serve as investment manager and administrator. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

general office facilities and supervising the overall administration of the Fund. For its services under the Management Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at the annual rate below of the Fund’s average daily net assets before any fee waivers:

(prior to May 1, 2017)	0.40% of the first $500 million of net assets managed,
0.38% of the next $500 million of net assets managed, and
0.35% of net assets managed in excess of $1 billion

(effective May 1, 2017)	0.33% of the first $50 million of net assets managed,
0.32% of the next $50 million of net assets managed, and
0.315% of net assets managed in excess of $100 million

For its services under the Administration Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.25% of the Fund’s average daily net assets.

Effective November 29, 2019, Domini has contractually agreed to reduce its fees and/or reimburse certain ordinary operating expenses (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses) in order to limit Investor, Institutional, and Class Y share expenses of the Fund to 0.87%, 0.57%, and 0.65%, respectively, until November 30, 2020, absent an earlier modification by the Board of Trustees which oversee the Fund. Domini agreed to reduce its fees and reimburse expenses to keep aggregate annual operating expenses (excluding brokerage fees and commission, interest, taxes, and other extraordinary expenses), at no greater than 0.65% of the average daily net assets of the Class Y shares of the Fund, until November 30, 2019, absent an earlier modification by the Fund’s Board. Effective November 30, 2017, Domini agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 0.87% and 0.57% of the average daily net assets of the Investor and Institutional shares of the Fund, respectively. For periods prior to November 30, 2017, Domini contractually agreed to reduce its fees and reimburse expenses to keep the aggregate annual operating expenses (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), at no greater than 0.95% and 0.65% of the average daily net assets of the Investor and Institutional shares of the Fund, respectively. For the six months ended January 31, 2020, Domini reimbursed expenses totaling $113,916.

Fees waived and/or expenses reimbursed under the Expense Limitation Agreement are only recoverable by Domini and/or its affiliates in the current

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

fiscal year to the extent actual Fund expenses are less than the contractual expense cap during such year.

As of January 31, 2020, Domini owned less than 1% of any class of the outstanding Shares of the Fund.

(B) Submanager. Domini, and not the Domini Impact Bond Fund (Bond Fund), pays a portion of the management fee it receives from the Fund to the submanager as compensation for subadvisory services to the Fund.

Wellington Management Company LLP (Wellington Management), a Delaware limited liability partnership, provides investment submanagement services to the Bond Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini. For its services under the Submanagement Agreement, Wellington Management receives: 0.20% on the first $500 million of net assets managed and 0.18% on the net assets managed in excess of $500 million. For the six months ended January 31, 2020, Domini paid Wellington Management $163,024.

(C) Distributor. The Board of Trustees of the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSIL), acts as agent of the Fund in connection with the offering of shares of the Fund pursuant to a Distribution Agreement. Under the Distribution Plan, the Fund pays expenses incurred in connection with the sale of Investor shares and pays DSIL a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares. For the six months ended January 31, 2020, fees waived by the Investor shares totaled $83,245.

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services to the Fund and its shareholders, which services were previously provided by BNY Asset Servicing (“BNY”) or another fulfillment and mail service provider and are supplemental to services currently provided by BNY, pursuant to a transfer agency agreement between the Fund and BNY. For these services, Domini receives a fee from the Fund paid monthly at an annual rate of $4.00 per active account. For the six months ended January 31, 2020, Domini waived fees as follows:

FEES WAIVED

Domini Impact Bond Fund Investor Shares	$-
Domini Impact Bond Fund Institutional Shares	41

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

(E) Trustees and Officers. Each of the Independent Trustees received an annual retainer for serving as a Trustee of the Trust of $28,000. The Lead Independent Trustee and Chair of the Audit Committee receive an additional chairperson fee of $5,000. Each Independent Trustee also receives $2,500 for attendance at each meeting of the Board of the Trust (reduced to $1,000 in the event that a Trustee participates at an in-person meeting by telephone). In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings. These expenses are allocated on a pro-rata basis to each shares class of a Fund according to their respective net assets.

As of January 31, 2020, all Trustees and officers of the Trust as a group owned less than 1% of the Fund’s outstanding shares.

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2020, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASES	SALES
U.S. Government Securities	$350,507,167	$331,091,670
Investments in Securities	8,379,616	7,735,088

4. SHARES OF BENEFICIAL INTEREST

At January 31, 2020, there was an unlimited number of shares authorized ($0.00001 par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31, 2019
	Shares	Amount	Shares	Amount

Investor Shares
Shares sold	1,319,976	$15,341,890	1,920,264	$21,154,970
Shares issued in reinvestment of dividends and distributions	103,600	1,208,653	284,558	3,141,224
Shares redeemed	(842,025)	(9,793,775)	(4,830,641)	(52,541,300)
Redemption fees	-	2,804	-	1,403

Net increase (decrease)	581,551	$6,759,572	(2,625,819)	$(28,243,703)

Institutional Shares
Shares sold	504,625	$5,840,508	2,776,997	$30,479,054
Shares issued in reinvestment of dividends and distributions	19,351	224,253	45,513	500,297
Shares redeemed	(205,651)	(2,383,349)	(711,155)	(7,739,084)
Redemption fees	-	23	-	215

Net increase	318,325	$3,681,435	2,111,355	$23,240,482

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31, 2019
	Shares	Amount	Shares	Amount

Total
Shares sold	1,824,601	$21,182,398	4,697,261	$51,634,024
Shares issued in reinvestment of dividends and distributions	122,951	1,432,906	330,071	3,641,521
Shares redeemed	(1,047,676)	(12,177,124)	(5,541,796)	(60,280,384)
Redemption fees	-	2,827	-	1,618

Net increase (decrease)	899,876	$10,441,007	(514,464)	$(5,003,221)

5. SUMMARY OF DERIVATIVE ACTIVITY

At January 31, 2020, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation Margin swaps / Unrealized appreciation on OTC swap contracts / Net assets consist of - Total distributable earnings	$515,971	Variation Margin swaps / Unrealized depreciation on OTC swap contracts / Net assets consist of - Total distributable earnings	275,142

Credit contracts	Variation Margin swaps / Net assets consist of - Total distributable earnings	1,840	Variation Margin swaps / Net assets consist of - Total distributable earnings	3,165

Forward currency contracts	Unrealized appreciation on forward currency contracts / Net assets consist of - Total distributable earnings	54,605	Unrealized depreciation on forward currency contracts / Net assets consist of - Total distributable earnings	1,091

Futures contracts	Variation margin futures / Net assets consist of - Total distributable earnings	-	Variation margin futures / Net assets consist of - Total distributable earnings	35,185

Total		$572,416		$314,583

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

For the six months ended January 31, 2020, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Interest rate contracts	Net realized gain (loss) from swap contracts/ Net change in unrealized appreciation (depreciation) from swap contracts	$(563,128)	755,810

Credit contracts	Net realized gain (loss) from swap contracts/ Net change in unrealized appreciation (depreciation) from swap contracts	21,542	12,236

Forward currency contracts	Net realized gain (loss) from forward contracts/ Net change in unrealized appreciation (depreciation) from forward contracts	55,465	53,961

Futures contracts	Net realized gain (loss) from future contracts/ Net change in unrealized appreciation (depreciation) from future contracts	(39,158)	(7,482)

Total		$(525,279)	$814,525

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended January 31, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures contracts (notional)	2,621,975
Forward currency contracts (contract amount)	$7,919,603
OTC interest rate swap contracts (notional)	$4,372,429
Centrally cleared interest rate swap contracts (notional)	$43,116,143
Centrally cleared credit default contracts (notional)	$471,207

The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

6. OFFSETTING OF FINANCIAL AND DERIVATIVE ASSETS AND LIABILITIES

The following table summarizes any derivatives, at the end of the reporting period, that are subject to a master netting agreement or similar agreement. For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to the master netting agreements in the Statement of Assets and Liabilities.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	Total Cash Collateral Received
Deutsche Bank AG	$14,584	$-	$-	$-	$14,584	$-
JPMorgan Chase Bank N.A.	43,383	-	-	-	43,383	-

	$57,967	$-	$-	$-	$57,967	$-

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	Total Cash Collateral Pledged
Deutsche Bank AG	$-	$-	$-	$-	$-	$-
JPMorgan Chase Bank N.A.	-	-	-	-	-	-

	$-	$-	$-	$-	$-	$-

7. FEDERAL TAX STATUS

The tax basis of the components of net assets at July 31, 2019, is as follows:

Unrealized appreciation/(depreciation)	$4,446,174
Capital losses, other losses and other temporary differences	(921,744)

Distributable net earnings/(deficit)	$3,524,430

The difference between components of Distributable Earnings on a tax basis and the amounts reflected in the statement of assets and liabilities are primarily due to differences in book and tax policies.

For the year ended July 31, 2019, the Fund reclassified $177,035 from undistributed net investment income to accumulated net realized gain (loss) to align financial reporting and tax reporting.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

During the period November 1, 2018 through July 31, 2019, the Domini Impact Bond Fund had net ordinary capital of $164,171. These losses are deferred and will be recognized on August 1, 2019, for tax purposes.

To the extent that the Fund realizes net capital gains in the future, those gains may be offset by any unused net capital loss carryforwards. The Fund is permitted to carry forward a net capital loss from any taxable year that began on or before December 22, 2010 for eight years following the year of the loss. The Fund is permitted to carry forward net capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited time period. Carryforwards of losses from taxable years that began after December 22, 2010, along with any other capital losses deferred and treated as recognized in any such year, are required to be utilized prior to carryforwards of losses incurred in taxable years that began on or before December 22, 2010. As a result of this ordering rule, carryforwards of losses from taxable years that began on or before December 22, 2010 may be more likely to expire unused. Losses from taxable years that begin after December 22, 2010 that are carried forward will retain their character as either short-term or long-term capital losses. As of July 31, 2019, the Fund had short-term capital loss carryover of $174,847 and a long-term capital loss carryover of $612,428.

For federal income tax purposes, dividends paid were characterized as follows:

	Year Ended July 31,
	2019	2018
Ordinary income	$3,741,895	$3,664,538
Long-term capital gain	-	90,020
Return of capital	278,159	-

Total	$4,020,054	$3,754,558

The Fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or unrealized appreciation on securities held or for excise tax on income and capital gains.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

8. OTHER RISKS

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Market Risk: The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, recessions, the spread of infectious illness or other public health issues, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. If the market values of the securities or other assets held by the Fund fall, including a complete loss on any individual security, the value of your investment will go down. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected

Recent Events Risk: The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

Impact Investing Risk: The application of the adviser’s environmental and social standards and the timing of the subadviser’s implementation of such standards will affect the Fund’s exposure to certain issuers, industries, sectors,

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2020 (Unaudited)

regions, and countries and may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor.

Style Risk: The value of your investment may decrease if the subadviser’s quantitative investment approach does not respond well to current market conditions or its judgment regarding the quality, value, or market trends affecting a particular security, industry, sector, or region is incorrect. The subadviser’s quantitative model relies upon a complex software system, and failure of the system to function or the presence of software errors could have an adverse impact on the value of Fund performance.

Information Risk: There is a risk that information used by the adviser to evaluate the environmental and social performance of issuers, industries, markets, sectors, and regions may not be readily available, complete, or accurate, which could negatively impact the adviser’s ability to apply its environmental and social standards, which may negatively impact Fund performance. This may also lead the Fund to avoid investment in certain issuers, industries, markets, sectors, or regions.

Interest Rate Risk: The value of your investment will fluctuate with changes in interest rates. If interest rates rise, the price of a fixed-income security declines and will generally reduce the value of the Fund’s share price. A rise in rates tends to have a greater impact on securities with longer maturities or higher durations. However, calculations of maturity and duration may be based on estimates and may not reliably predict a security’s price sensitivity to changes in interest rates. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund.

PROXY VOTING INFORMATION

The Domini Funds have established Proxy Voting Policies and Procedures that the Funds use to determine how to vote proxies relating to portfolio securities. The Domini Funds’ Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting www.domini.com/domini-funds/proxy-voting, or by visiting the EDGAR database on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini’s website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

The Domini Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Domini Funds’ Forms N-Q are available on the EDGAR database on the SEC’s website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is also available to be viewed at www.domini.com.

DOMINI FUNDS

P.O. Box 9785

Providence, RI 02940-9785

1-800-582-6757

www.domini.com

Investment Manager, Sponsor, and Distributor:

Domini Impact Investments LLC (Investment Manager and Sponsor)

DSIL Investment Services LLC (Distributor)

180 Maiden Lane, Suite 1302

New York, NY 10038-4925

Investment Submanagers:

Domini Impact Equity Fund

SSGA Funds Management, Inc.

1 Iron Street

Boston, MA 02210

Domini Impact International Equity Fund

Domini Impact Bond Fund

Wellington Management Company LLP

280 Congress Street

Boston, MA 02210

Transfer Agent:

BNY Mellon Asset Servicing

760 Moore Road

King of Prussia, PA 19406

Custodian:

State Street Bank and Trust Company

1 Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm:

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Legal Counsel:

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

Presorted Standard U.S.Postage PAID Lancaster, PA Permit No.1793 Domini Funds P.O. Box 9785 | Providence, RI 02940 1-800-582-6757 | www.domini.com | @DominiFunds Domini Impact International Equity FundSM Investor Shares: CUSIP 257132704 I DOMIX Class A Shares: CUSIP 257132886 I DOMAX Institutional Shares: CUSIP 257132811 I DOMOX Class Y Shares: CUSIP 257132787 I DOMYX Domini Impact Equity FundSM Investor Shares: CUSIP 257132100 I DSEFX Class A Shares: CUSIP 257132860 I DSEPX Institutional Shares: CUSIP 257132852 I DIEQX Class R Shares: CUSIP 257132308 I DSFRX Domini Impact Bond FundSM Investor Shares: CUSIP 257132209 I DSBFX Institutional Shares: CUSIP 257132829 I DSBIX Class Y Shares: CUSIP 257132795 I DSBYX

Item 2.	Code of Ethics.

(a) Not applicable to a semi-annual report.

(c) Not applicable.

(d) Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable to a semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to a semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the report to stockholders filed under Item 1.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-CSR, Carole M. Laible, the registrant’s President and Principal Executive Officer, and Christina M. Povall, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Laible and Ms. Povall determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant

Item 13.	Exhibits.

(a)(1) Not applicable to a semi-annual report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(3) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the chief executive officer and the chief financial officer of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INVESTMENT TRUST

By:	/s/ Carole M. Laible
Carole M. Laible
President

Date: April 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carole M. Laible
Carole M. Laible
President (Principal Executive Officer)

Date: April 9, 2020

By:	/s/ Christina M. Povall
Christina M. Povall
Treasurer (Principal Financial Officer)

Date: April 9, 2020